As filed with the Securities and Exchange Commission on April 30, 1998
                                                      1933 Act File No. 33-19628
                                                      1940 Act File No. 811-3563

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 12

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 24


                          MONEY MARKET VARIABLE ACCOUNT
                           (Exact Name of Registrant)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


|X| immediately  upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph  (b)
|_| 60 days after  filing  pursuant  to  paragraph  (a)(i)
|_| on [date]  pursuant  to  paragraph  (a)(i)
|_| 75 days  after  filing  pursuant  to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment
================================================================================

                          MONEY MARKET VARIABLE ACCOUNT
                           HIGH YIELD VARIABLE ACCOUNT
                      CAPITAL APPRECIATION VARIABLE ACCOUNT
                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                       WORLD GOVERNMENTS VARIABLE ACCOUNT
                          TOTAL RETURN VARIABLE ACCOUNT
                        MANAGED SECTORS VARIABLE ACCOUNT
                        --------------------------------


                              CROSS REFERENCE SHEET
                              ---------------------


           (Pursuant to Rule 495(a) under The Securities Act of 1933)

    ITEM IN                                                     LOCATION IN
 FORM N-3, PART A                                            PROSPECTUS; CAPTION
 ----------------                                            -------------------
 1     Cover Page                                           Cover Page

 2     Definitions                                          Definitions

 3     Synopsis                                             Synopsis; Expense Summary

 4     Condensed Financial Information                      Condensed Financial Information

 5     General Description of Registrant                    A Word about the Company and the
        and Insurance Company                                Variable Accounts

 6     Management                                           Management of the Variable Accounts

 7     Deductions and Expenses                              Contract Charges

 8     General Description of Variable                      Purchase Payments and Contract Values during
        Annuity Contracts                                    Accumulation Period; Other Contractual
                                                             Provisions

 9     Annuity Period                                       Annuity Provisions

10     Death Benefit                                        Death Benefit

11     Purchases and Contract Value                         Purchase Payments and Contract Values during
                                                             Accumulation Period



    ITEM IN                                                     LOCATION IN
 FORM N-3, PART A                                            PROSPECTUS; CAPTION
 ----------------                                            -------------------
12     Redemptions                                          Cash Withdrawals

13     Taxes                                                Federal Tax Status

14     Legal Proceedings                                    Legal Proceedings

15     Table of Contents of the Statement                   Table of Contents for Statement of Additional
        of Additional Information                            Information

     ITEM IN                                                     LOCATION IN STATEMENT OF
  FORM N-3, PART B                                            ADDITIONAL INFORMATION; CAPTION
  ----------------                                            -------------------------------
16     Cover Page                                           Cover Page

17     Table of Contents                                    Table of Contents

18     General Information and History                      General Information

19     Investment Objectives and Policies                   The Variable Accounts' Investment Objectives,
                                                             Policies and Restrictions; A Word about the
                                                             Company and the Variable Accounts*

20     Management                                           Management of the Variable Accounts

21     Investment Advisory and Other                        Management of the Variable Accounts
       Services

22     Brokerage Allocation                                 Management of the Variable Accounts

23     Purchase and Pricing of Securities                   Purchase Payments and Contract Values during
        being Offered                                        Accumulation Period*

24     Underwriters                                         Distribution of the Contracts

25     Calculation of Performance Data                      Not Applicable

26     Annuity Payments                                     Annuity Provisions

27     Financial Statements                                 Accountants and Financial Statements

-------------------------
*    In the Prospectus

                                                                     PROSPECTUS
                                                                    May 1, 1998

                                   COMPASS 3


     The individual flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with personal retirement plans, some of which may qualify for federal income tax advantages available under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account. The Company's Annuity Service Mailing Address is: Retirement Products and Services, P.O. Box 1024, Boston, Massachusetts 02103.


     The Owner of a Contract may elect to have Contract values accumulated on a fixed basis in the Fixed Account (which is part of the Company's general account and pays interest at a guaranteed fixed rate) or on a variable basis in one or more of the Variable Accounts described in this Prospectus, or divided among the Fixed Account and Variable Accounts. If the Owner elects certain forms of an annuity as a retirement benefit, payments may be funded from all or any of the Accounts. Contract values allocated to the Variable Accounts and annuity payments elected on a variable basis will vary to reflect the investment performance of the Variable Accounts selected by the Owner.

     Money Market Variable Account will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months. An investment in this account is neither insured nor guaranteed by the U.S. Government.

     High Yield Variable Account will seek high current income and capital appreciation by investing primarily in fixed income securities of United States and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories.

     Capital Appreciation Variable Account will seek capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Government Securities Variable Account will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.

     Total Return Variable Account will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Variable Account's assets will be invested in fixed income securities, and at least 40% and no more than 75% of its assets will be invested in equity securities.

     World Governments Variable Account will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

     Managed Sectors Variable Account will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.


     This Prospectus sets forth information about the Contracts and the Variable Accounts that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Accounts has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time (the "SAI"), which is incorporated herein by reference. The SAI is available from the Company without charge upon written request to the above address or by telephoning (800) 752-7215. The Table of Contents for the SAI is shown on page 34 of this Prospectus.


     THE CONTRACTS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS



                                                                      Page
Definitions                                                            2
Synopsis                                                               3
Expense Summary                                                        4
Condensed Financial Information                                        6
Financial Statements                                                  12
A Word About the Company and the Variable Accounts                    12
Portfolio Transactions                                                21
Management of the Variable Accounts                                   21
Purchase Payments and Contract Values During Accumulation Period      22
Cash Withdrawals                                                      24
Death Benefit                                                         25
Contract Charges                                                      26
Annuity Provisions                                                    28
Other Contractual Provisions                                          30
Federal Tax Status                                                    32
Distribution of the Contracts                                         34
Legal Proceedings                                                     34
Contract Owner Inquiries                                              34
Table of Contents for Statement of Additional Information             34
Appendix A--Description of Commercial Paper and Bond Ratings          35
Appendix B--Certain Securities and Investment Techniques              39
Appendix C--Industry Sectors                                          52
Appendix D--Portfolio Composition Chart                               54


                                  DEFINITIONS

     The following terms as used in this Prospectus have the indicated meanings:

Accumulation Account: An account established for the Contract to which net Purchase Payments are credited in the form of Accumulation Units.

Accumulation Unit: A unit of measure used in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made.

Annuity Commencement Date: The date on which the first annuity payment is to be made.

Annuity Unit: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Contract Years and Contract Anniversaries: The first Contract Year shall be the period of 12 months plus a part of a month as measured from the date the Contract is issued to the first day of the calendar month which follows the calendar month of issue. All Contract Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to separate accounts of the Company.

Fixed Annuity: An annuity with payments which do not vary as to dollar amount.

Non-Qualified Contract: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). Such Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued.

Payee: The recipient of payments under the Contract. The term may include an Annuitant, a Beneficiary who becomes entitled to benefits upon the death of the Annuitant and any person who is designated as the beneficiary of distributions made as a result of the death of the Owner.

Purchase Payment (Payment): An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.


Qualified Contract: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Code.


Seven Year Anniversary: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Contract Anniversaries.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Variable Accounts.

                                   SYNOPSIS


     Purchase Payments are allocated to the Variable Accounts or the Fixed Account or to both the Variable Accounts and the Fixed Account as selected by the Owner. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 22). Subject to certain conditions, during the accumulation period the Owner may, without charge, transfer amounts among the Variable Accounts and between the Variable Accounts and the Fixed Account (see "Transfers/Conversions of Accumulation Units" on page 23).

     No sales charge is deducted from Purchase Payments; however, if any portion of a Contract's Accumulation Account is surrendered, the Company will, with certain exceptions, deduct a withdrawal charge (contingent deferred sales charge) to cover certain expenses relating to the sale of the Contracts. A portion of the Accumulation Account may be withdrawn each year without the assessment of a withdrawal charge and after a Purchase Payment has been held by the Company for seven years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon the transfers/ conversions described above. Other amounts withdrawn will be subject to a withdrawal charge ranging from 6% to 0% (see "Cash Withdrawals" and "Withdrawal Charges" on pages 24 and 27, respectively).

     Special restrictions on withdrawals apply to certain Qualified Contracts, including Contracts used with Tax Sheltered Annuities established pursuant to
Section 403(b) of the Code (see "Cash Withdrawals" on page 24).

     In addition, under certain circumstances, withdrawals may result in tax penalties (see "Federal Tax Status" on page 32).

     In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected (see "Death Benefit" on page 25).

     On each Contract Anniversary and on surrender of the Contract for full value, the Company will deduct a contract maintenance charge of $30 from the Accumulation Account to reimburse it for administrative expenses related to the issuance and maintenance of the Contracts. After the Annuity Commencement Date the charge will be deducted pro rata from each annuity payment made during the year (see "Contract Maintenance Charge" on page 26).

     The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Accounts attributable to the Contracts for mortality and expense risks assumed by the Company. In addition, for the first seven Contract Years the Company deducts a distribution expense risk charge at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Accounts attributable to the Contracts. There is no deduction for the distribution expense risk charge after the seventh Contract Anniversary (see "Mortality and Expense Risk Charge" and "Distribution Expense Risk Charge" on page 27).

     The Company makes a deduction from the Variable Accounts at the end of each Valuation Period for the investment management fees payable to the investment adviser, Massachusetts Financial Services Company ("MFS" or the "Adviser"). These fees are based upon average daily net assets of each Variable Account (see "Management of the Variable Accounts" and "Investment Management Fees" on pages 21 and 27, respectively).

     Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes" on page 28).

     Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 28).

     If the Owner is not satisfied with the Contract it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be canceled and the value of the Contract's Accumulation Account at the end of the Valuation Period during which the Contract was received by the Company will be refunded. However, if applicable state or federal law so requires, the full amount of any Purchase Payment(s) received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Contract may be acceptable.


                                EXPENSE SUMMARY

     The purpose of the following table is to help Owners and prospective purchasers of the Contracts to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus. In addition to the expenses listed below, premium taxes may be applicable.

                                           Money      High        Capital     Government     Total       World      Managed
                                          Market      Yield    Appreciation   Securities    Return    Governments   Sectors
                                         Variable   Variable     Variable      Variable    Variable     Variable    Variable
Contract Owner Transaction Expenses       Account    Account      Account       Account     Account     Account     Account
--------------------------------------- ---------- ---------- -------------- ------------ ---------- ------------- ---------
Sales Load Imposed on Purchases .......       0          0            0             0           0            0           0
Deferred Sales Load (as a
 percentage of Purchase Payments
 withdrawn)(1) ........................
 Number of Contract Years
  0-1 .................................       6%         6%           6%            6%          6%           6%          6%
  2-3 .................................       5%         5%           5%            5%          5%           5%          5%
  4-5 .................................       4%         4%           4%            4%          4%           4%          4%
  6 ...................................       3%         3%           3%            3%          3%           3%          3%
  7 or more ...........................       0%         0%           0%            0%          0%           0%          0%
Exchange Fee ..........................       0          0            0             0           0            0           0
Annual Contract Fee                                 ---------------------  $30 per contract ---------------------
-------------------
Annual Expenses
---------------
(as a percentage of average net
 assets)
Management Fees .......................    0.50%      0.75%        0.71%         0.55%       0.75%        0.75%       0.75%
Mortality and Expense Risk Fees .......    1.25%      1.25%        1.25%         1.25%       1.25%        1.25%       1.25%
Distribution Expense Risk Charge(2)....    0.15%      0.15%        0.15%         0.15%       0.15%        0.15%       0.15%
Other Expenses ........................    0.09%      0.11%        0.06%         0.11%       0.08%        0.30%       0.10%
Total Annual Expenses .................    1.99%      2.26%        2.17%         2.06%       2.23%        2.45%       2.25%


---------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge.

(2) The distribution expense risk charge is imposed only during the first seven Contract Years.

                                    Example

     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                   1 Year   3 Years   5 Years   10 Years
                                                  -------- --------- --------- ---------
Money Market Variable Account ...................    $74      $107      $143      $220
High Yield Variable Account .....................     77       116       157       249
Capital Appreciation Variable Account ...........     76       113       152       239
Government Securities Variable Account ..........     75       110       147       228
World Governments Variable Account ..............     79       121       167       268
Managed Sectors Variable Account ................     77       115       156       247
Total Return Variable Account ...................     77       115       155       245


     If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                   1 Year   3 Years   5 Years   10 Years
                                                  -------- --------- --------- ---------
Money Market Variable Account ...................    $20      $62       $107      $220
High Yield Variable Account .....................     23       71        121       260
Capital Appreciation Variable Account ...........     22       68        116       239
Government Securities Variable Account ..........     21       65        111       239
World Governments Variable Account ..............     25       76        131       268
Managed Sectors Variable Account ................     23       70        120       247
Total Return Variable Account ...................     23       70        119       245


     The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or lower than those shown.

               CONDENSED FINANCIAL INFORMATION--PER ACCUMULATION
                        UNIT INCOME AND CAPITAL CHANGES

     The following information should be read in conjunction with the financial statements included in the Variable Accounts' Annual Report to Contract Owners which is incorporated by reference into the SAI. The financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants.


                            PER UNIT AND OTHER DATA


                                       Capital Appreciation Variable Account
                                 --------------------------------------------------
                                                 Compass 3--Level 2
                                 --------------------------------------------------
                                      Year Ended December 31,        Period Ended
                                 ---------------------------------   December 31,
                                       1997             1996             1995#
                                 ---------------- ---------------- ----------------
Per unit data:*
 Net asset value --
  beginning of year ............    $ 12.4143        $ 10.3053        $ 10.0000
                                    ---------        ---------        ---------
 Investment income .............    $  0.0914        $  0.0790        $  0.0196
 Expenses ......................       0.2935           0.2370           0.0517
                                    ---------        ---------        ---------
  Net investment loss ..........    $ (0.2021)       $ (0.1580)       $ (0.0321)
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions ........       2.9378           2.2670           0.3374
                                    ---------        ---------        ---------
 Net increase (decrease) in
  unit value ...................    $  2.7357        $  2.109         $  0.3053
                                    ---------        ---------        ---------
 Unit value:
 Net asset value -- end of
  year .........................    $ 15.1500        $ 12.4143        $ 10.3053
                                    =========        =========        =========
Ratios (to average net assets):
 Expenses+## ...................        0.77%            0.78%            0.80%
 Net investment loss ...........      (1.45)%          (1.41)%          (1.02)%
Portfolio turnover .............          60%              66%              96%
Average commission rate###          $  0.0448        $  0.0371        $      --
Number of units outstanding
 at end of year (000
 omitted) ......................        3,971            2,494              955



                                                        Capital Appreciation Variable Account
                                 ------------------------------------------------------------------------------------
                                                                      Compass 3
                                 ------------------------------------------------------------------------------------
                                                               Year Ended December 31,
                                 ------------------------------------------------------------------------------------
                                       1997             1996             1995             1994             1993
                                 ---------------- ---------------- ---------------- ---------------- ----------------
Per unit data:*
 Net asset value --
  beginning of year ............    $ 30.1803        $ 25.0907        $ 18.6531        $ 21.9341        $ 19.5311
                                    ---------        ---------        ---------        ---------        ---------
 Investment income .............    $  0.2107        $  0.1893        $  0.2402        $  0.2870        $  0.2617
 Expenses ......................       0.7383           0.6053           0.4847           0.4421           0.4498
                                    ---------        ---------        ---------        ---------        ---------
  Net investment loss ..........    $ (0.5276)       $ (0.4160)       $ (0.2445)       $ (0.1551)       $ (0.1881)
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions ........       7.1237           5.5056           6.6821         ( 3.1259)          2.5911
                                    ---------        ---------        ---------        ---------        ---------
 Net increase (decrease) in
  unit value ...................    $  6.5961        $  5.0896        $  6.4376        $ (3.2810)       $  2.4030
                                    ---------        ---------        ---------        ---------        ---------
 Unit value:
 Net asset value -- end of
  year .........................    $ 36.7764        $ 30.1803        $ 25.0907        $ 18.6531        $ 21.9341
                                    =========        =========        =========        =========        =========
Ratios (to average net assets):
 Expenses+## ...................        0.77%            0.78%            0.80%            0.79%            0.78%
 Net investment loss ...........      (1.45)%          (1.41)%          (1.02)%          (0.69)%          (0.83)%
Portfolio turnover .............          60%              66%              96%              95%              56%
Average commission rate###          $  0.0448        $  0.0371        $      --         $     --         $     --
Number of units outstanding
 at end of year (000
 omitted) ......................        2,953            3,721            4,272            4,686            4,899



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for fiscal years beginning on or after September 1, 1995.

                                    Government Securities Variable Account
                                  ------------------------------------------
                                              Compass 3--Level 2
                                  ------------------------------------------
                                    Year Ended December 31,    Period Ended
                                  ---------------------------  December 31,
                                       1997          1996          1995#
                                  ------------- ------------- --------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  10.4604    $  10.4172     $  10.0000
                                   ----------    ----------     ----------
 Investment income ..............  $   0.7931    $   0.7931     $   0.1868
 Expenses .......................      0.2102        0.1966         0.0478
                                   ----------    ----------     ----------
  Net investment income .........  $   0.5829    $   0.5965     $   0.1390
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      0.1825       (0.5533)        0.2782
                                   ----------    ----------     ----------
 Net increase (decrease) in
  unit value ....................  $   0.7654    $   0.0432     $   0.4172
                                   ----------    ----------     ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  11.2258    $  10.4604     $  10.4172
                                   ==========    ==========     ==========
Ratios (to average net assets):
 Expenses+## ....................       0.66%         0.62%          0.63%
 Net investment income ..........       5.31%         5.53%          5.51%
Portfolio turnover ..............        168%           39%            80%
Number of units
 outstanding at end of
 year (000 omitted) .............       1,319         1,079            608



                                                 Government Securities Variable Account
                                  ---------------------------------------------------------------------
                                                                Compass 3
                                  ---------------------------------------------------------------------
                                                         Year Ended December 31,
                                  ---------------------------------------------------------------------
                                       1997          1996          1995          1994          1993
                                  ------------- ------------- ------------- ------------- -------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  18.0755    $  18.0278    $  15.5227     $ 16.0387    $  14.9267
                                   ----------    ----------    ----------     ---------    ----------
 Investment income ..............  $   1.3696    $   1.3222    $   1.2529     $  1.1028    $   1.1064
 Expenses .......................      0.3848        0.3586        0.3385        0.3146        0.3154
                                   ----------    ----------    ----------     ---------    ----------
  Net investment income .........  $   0.9848    $   0.9636    $   0.9144     $  0.7882    $   0.7910
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      0.3090       (0.9159)       1.5907       (1.3042)       0.3210
                                   ----------    ----------    ----------     ---------    ----------
 Net increase (decrease) in
  unit value ....................  $   1.2938    $   0.0477    $   2.5051     $ (0.5160)   $   1.1120
                                   ----------    ----------    ----------     ---------    ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  19.3693    $  18.0755    $  18.0278     $ 15.5227    $  16.0387
                                   ==========    ==========    ==========     =========    ==========
Ratios (to average net assets):
 Expenses+## ....................       0.66%         0.62%         0.63%         0.61%         0.61%
 Net investment income ..........       5.31%         5.53%         5.51%         5.09%         5.11%
Portfolio turnover ..............        169%           39%           80%           41%           81%
Number of units
 outstanding at end of
 year (000 omitted) .............       1,129         1,549         1,888         2,922         2,697



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.

                                         High Yield Variable Account
                                  ------------------------------------------
                                              Compass 3--Level 2
                                  ------------------------------------------
                                    Year Ended December 31,    Period Ended
                                  ---------------------------  December 31,
                                       1997          1996          1995#
                                  ------------- ------------- --------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  11.3852    $  10.2377     $  10.0000
                                   ----------    ----------     ----------
 Investment income ..............  $   1.1903    $   0.9246     $   0.3803
 Expenses .......................      0.2584        0.2033         0.0765
                                   ----------    ----------     ----------
  Net investment income .........  $   0.9319    $   0.7213     $   0.3038
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      0.4765        0.4262        (0.0661)
                                   ----------    ----------     ----------
 Net increase (decrease) in
  unit value ....................  $   1.4084    $   1.1475     $   0.2377
                                   ----------    ----------     ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  12.7936    $  11.3852     $  10.2377
                                   ==========    ==========     ==========
Ratios (to average net assets):
 Expenses+## ....................       0.86%         0.88%          0.88%
 Net investment income ..........       7.47%         7.59%          7.91%
Portfolio turnover ..............        164%          108%            88%
Number of units
 outstanding at end of
 year (000 omitted) .............       2,042         1,819          1,368



                                                       High Yield Variable Account
                                  ---------------------------------------------------------------------
                                                                Compass 3
                                  ---------------------------------------------------------------------
                                                         Year Ended December 31,
                                  ---------------------------------------------------------------------
                                       1997          1996          1995          1994          1993
                                  ------------- ------------- ------------- ------------- -------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  21.5259    $  19.3854    $  16.8283     $ 17.3543    $  14.6589
                                   ----------    ----------    ----------     ---------    ----------
 Investment income ..............  $   2.2363    $   1.9450    $   1.8912     $  1.5336    $   1.5179
 Expenses .......................      0.5196        0.4432        0.4253        0.3711        0.3671
                                   ----------    ----------    ----------     ---------    ----------
  Net investment income .........  $   1.7167    $   1.5018    $   1.4659     $  1.1625    $   1.1508
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      0.9103        0.6387        1.0912       (1.6885)       1.5446
                                   ----------    ----------    ----------     ---------    ----------
 Net increase (decrease) in
  unit value ....................  $   2.6270    $   2.1405    $   2.5571     $ (0.5260)   $   2.6954
                                   ----------    ----------    ----------     ---------    ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  24.1529    $  21.5259    $  19.3854     $ 16.8283    $  17.3543
                                   ==========    ==========    ==========     =========    ==========
Ratios (to average net assets):
 Expenses+## ....................       0.86%         0.88%         0.88%         0.91%         0.86%
 Net investment income ..........       7.47%         7.59%         7.91%         7.41%         6.97%
Portfolio turnover ..............        164%          108%           88%           77%           67%
Number of units
 outstanding at end of
 year (000 omitted) .............       1,209         1,438         1,913         2,506         2,577



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.

                                           Managed Sectors Variable Account
                                  --------------------------------------------------
                                                  Compass 3--Level 2
                                  --------------------------------------------------
                                       Year Ended December 31,        Period Ended
                                  ---------------------------------   December 31,
                                        1997             1996             1995#
                                  ---------------- ---------------- ----------------
Per unit data:*
 Net asset value --
  beginning of year .............    $ 11.6449        $  9.9892        $ 10.0000
                                     ---------        ---------        ---------
 Investment income ..............    $  0.0831        $  0.0873        $  0.0231
 Expenses .......................       0.3015           0.2287           0.0539
                                     ---------        ---------        ---------
  Net investment loss ...........    $ (0.2184)       $ (0.1414)       $ (0.0308)
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........       3.0387           1.7971           0.0200
                                     ---------        ---------        ---------
 Net increase (decrease) in
  unit value ....................    $  2.8203        $  1.6557        $ (0.0108)
                                     ---------        ---------        ---------
 Unit value:
 Net asset value -- end of
  year ..........................    $ 14.4652        $ 11.6449        $  9.9892
                                     =========        =========        =========
Ratios (to average net assets):
 Expenses+## ....................        0.85%            0.85%            0.87%
 Net investment loss ............      (1.60)%          (1.36)%          (1.07)%
Portfolio turnover ..............         103%              64%             115%
Average commission rate###           $  0.0560        $  0.0459        $      --
Number of units
 outstanding at end of
 year (000 omitted) .............        2,156            1,204              418



                                                            Managed Sectors Variable Account
                                  ------------------------------------------------------------------------------------
                                                                       Compass 3
                                  ------------------------------------------------------------------------------------
                                                                Year Ended December 31,
                                  ------------------------------------------------------------------------------------
                                        1997             1996             1995             1994             1993
                                  ---------------- ---------------- ---------------- ---------------- ----------------
Per unit data:*
 Net asset value --
  beginning of year .............    $ 36.3604        $ 31.2371        $ 23.8258        $ 24.6849        $ 23.8007
                                     ---------        ---------        ---------        ---------        ---------
 Investment income ..............    $  0.2328        $  0.2830        $  0.3259        $  0.3031        $  0.1817
 Expenses .......................       0.9264           0.7511           0.6452           0.5452           0.5313
                                     ---------        ---------        ---------        ---------        ---------
  Net investment loss ...........    $ (0.6936)       $ (0.4681)       $ (0.3193)       $ (0.2421)       $ (0.3496)
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........       9.4327           5.5914           7.7306          (0.6170)          1.2338
                                     ---------        ---------        ---------        ---------        ---------
 Net increase (decrease) in
  unit value ....................    $  8.7391        $  5.1233        $  7.4113        $ (0.8591)       $  0.8842
                                     ---------        ---------        ---------        ---------        ---------
 Unit value:
 Net asset value -- end of
  year ..........................    $ 45.0995        $ 36.3604        $ 31.2371        $ 23.8258        $ 24.6849
                                     =========        =========        =========        =========        =========
Ratios (to average net assets):
 Expenses+## ....................        0.85%            0.85%            0.87%            0.90%            0.91%
 Net investment loss ............      (1.60)%          (1.36)%          (1.07)%          (0.97)%          (1.49)%
Portfolio turnover ..............         103%              64%             115%             111%             122%
Average commission rate###           $  0.0560        $  0.0459        $      --        $      --        $      --
Number of units
 outstanding at end of
 year (000 omitted) .............        1,258            1,552            1,729            1,810            1,819



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for fiscal years beginning on or after September 1, 1995.

                                         Money Market Variable Account
                                   ------------------------------------------
                                               Compass 3--Level 2
                                   ------------------------------------------
                                     Year Ended December 31,    Period Ended
                                   ---------------------------  December 31,
                                        1997          1996          1995#
                                   ------------- ------------- --------------
Per unit data:*
 Net asset value --
  beginning of year ..............  $  10.4654    $  10.0997     $  10.0000
                                    ----------    ----------     ----------
 Investment income ...............  $   0.5838    $   0.5993     $   0.1358
 Expenses ........................      0.1905        0.2336         0.0361
                                    ----------    ----------     ----------
  Net investment income ..........  $   0.3933    $   0.3657     $   0.0997
 Net increase in unit value ......  $   0.3933    $   0.3657     $   0.0997
                                    ----------    ----------     ----------
 Unit value:
 Net asset value -- end of
  year ...........................  $  10.8587    $  10.4654     $  10.0997
                                    ==========    ==========     ==========
Ratios (to average net assets):
 Expenses+## .....................       0.59%         0.58%          0.58%
 Net investment income ...........       3.56%         3.49%          4.00%
Number of units
 outstanding at end of
 year (000 omitted) ..............       1,104           897            561



                                                       Money Market Variable Account
                                   ---------------------------------------------------------------------
                                                                 Compass 3
                                   ---------------------------------------------------------------------
                                                          Year Ended December 31,
                                   ---------------------------------------------------------------------
                                        1997          1996          1995          1994          1993
                                   ------------- ------------- ------------- ------------- -------------
Per unit data:*
 Net asset value --
  beginning of year ..............  $  14.1277    $  13.6545    $  13.1291    $  12.8359    $  12.6806
                                    ----------    ----------    ----------    ----------    ----------
 Investment income ...............  $   0.7782    $   0.7437    $   0.7885    $   0.5688    $   0.4065
 Expenses ........................      0.2690        0.2705        0.2631        0.2756        0.2512
                                    ----------    ----------    ----------    ----------    ----------
  Net investment income ..........  $   0.5092    $   0.4732    $   0.5254    $   0.2932    $   0.1553
 Net increase in unit value ......  $   0.5092    $   0.4732    $   0.5254    $   0.2932    $   0.1553
                                    ----------    ----------    ----------    ----------    ----------
 Unit value:
 Net asset value -- end of
  year ...........................  $  14.6369    $  14.1277    $  13.6545    $  13.1291    $  12.8359
                                    ==========    ==========    ==========    ==========    ==========
Ratios (to average net assets):
 Expenses+## .....................       0.59%         0.58%         0.58%         0.58%         0.36%
 Net investment income ...........       3.56%         3.49%         4.00%         2.37%         1.30%
Number of units
 outstanding at end of
 year (000 omitted) ..............       1,160         1,930         3,929         4,599         3,823



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.

                                        Total Return Variable Account
                                  ------------------------------------------
                                              Compass 3--Level 2
                                  ------------------------------------------
                                    Year Ended December 31,    Period Ended
                                  ---------------------------  December 31,
                                       1997          1996          1995#
                                  ------------- ------------- --------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  11.8074    $  10.4938     $  10.0000
                                   ----------    ----------     ----------
 Investment income ..............  $   0.5718    $   0.5280     $   0.1247
 Expenses .......................      0.2715        0.2317         0.0525
                                   ----------    ----------     ----------
  Net investment income .........  $   0.3003    $   0.2963     $   0.0722
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      2.1096        1.0173         0.4216
                                   ----------    ----------     ----------
 Net increase (decrease) in
  unit value ....................  $   2.4099    $   1.3136     $   0.4938
                                   ----------    ----------     ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  14.2173    $  11.8074     $  10.4938
                                   ==========    ==========     ==========
Ratios (to average net assets):
 Expenses+## ....................       0.83%         0.82%          0.83%
 Net investment income ..........       2.32%         2.59%          2.99%
Portfolio turnover ..............        111%          140%           105%
Average commission rate###         $   0.0590    $   0.0538     $       --
Number of units
 outstanding at end of
 year (000 omitted) .............       5,260         3,717          1,637



                                                      Total Return Variable Account
                                  ---------------------------------------------------------------------
                                                                Compass 3
                                  ---------------------------------------------------------------------
                                                         Year Ended December 31,
                                  ---------------------------------------------------------------------
                                       1997          1996          1995          1994          1993
                                  ------------- ------------- ------------- ------------- -------------
Per unit data:*
 Net asset value --
  beginning of year .............  $  24.7133    $  21.9966    $  17.2937     $ 17.8462    $  15.8723
                                   ----------    ----------    ----------     ---------    ----------
 Investment income ..............  $   1.1487    $   1.0817    $   1.0122     $  0.8371    $   0.8304
 Expenses .......................      0.5870        0.5068        0.4358        0.3904        0.3829
                                   ----------    ----------    ----------     ---------    ----------
  Net investment income .........  $   0.5617    $   0.5749    $   0.5764     $  0.4467    $   0.4475
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........      4.4381        2.1418        4.1265       (0.9992)       1.5264
                                   ----------    ----------    ----------     ---------    ----------
 Net increase (decrease) in
  unit value ....................  $   4.9998    $   2.7167    $   4.7029     $ (0.5525)   $   1.9739
                                   ----------    ----------    ----------     ---------    ----------
 Unit value:
 Net asset value -- end of
  year ..........................  $  29.7131    $  24.7133    $  21.9966     $ 17.2937    $  17.8462
                                   ==========    ==========    ==========     =========    ==========
Ratios (to average net assets):
 Expenses+## ....................       0.83%         0.82%         0.83%         0.82%         0.76%
 Net investment income ..........       2.32%         2.59%         2.99%         2.60%         2.43%
Portfolio turnover ..............        111%          140%          105%           63%           89%
Average commission rate###         $   0.0590    $   0.0538    $       --     $      --    $       --
Number of units
 outstanding at end of
 year (000 omitted) .............       4,024         5,177         6,322         7,349         7,013



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995, (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for fiscal years beginning on or after September 1, 1995.

                                      World Governments Variable Account
                                  ------------------------------------------
                                              Compass 3--Level 2
                                  ------------------------------------------
                                    Year Ended December 31,    Period Ended
                                  ---------------------------  December 31,
                                       1997          1996          1995#
                                  ------------- ------------- --------------
Per unit data:*
 Net asset value --
  beginning of year .............   $ 10.6836    $  10.3582     $  10.0000
                                    ---------    ----------     ----------
 Investment income ..............   $  0.6710    $   0.7308     $   0.1819
 Expenses .......................      0.2440        0.2391         0.0554
                                    ---------    ----------     ----------
  Net investment income .........   $  0.4270    $   0.4917     $   0.1265
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........     (0.6553)      (0.1663)        0.2317
                                    ---------    ----------     ----------
 Net increase (decrease) in
  unit value ....................   $ (0.2283)   $   0.3254     $   0.3582
                                    ---------    ----------     ----------
 Unit value:
 Net asset value -- end of
  year ..........................   $ 10.4553    $  10.6836     $  10.3582
                                    =========    ==========     ==========
Ratios (to average net assets):
 Expenses+## ....................       1.05%         1.00%          1.00%
 Net investment income ..........       3.95%         4.54%          5.25%
Portfolio turnover ..............        338%          397%           330%
Number of units
 outstanding at end of
 year (000 omitted) .............         670           563            316



                                                   World Governments Variable Account
                                  ---------------------------------------------------------------------
                                                                Compass 3
                                  ---------------------------------------------------------------------
                                                         Year Ended December 31,
                                  ---------------------------------------------------------------------
                                       1997          1996          1995          1994          1993
                                  ------------- ------------- ------------- ------------- -------------
Per unit data:*
 Net asset value --
  beginning of year .............   $ 18.4308    $  17.8962    $  15.6705     $ 16.7563    $  14.3365
                                    ---------    ----------    ----------     ---------    ----------
 Investment income ..............   $  1.1298    $   1.2367    $   1.3045     $  1.0666    $   1.1293
 Expenses .......................      0.4390        0.4322        0.4086        0.3760        0.3890
                                    ---------    ----------    ----------     ---------    ----------
  Net investment income .........   $  0.6908    $   0.8045    $   0.8959     $  0.6906    $   0.7403
 Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........     (1.1113)      (0.2699)       1.3298       (1.7764)       1.6795
                                    ---------    ----------    ----------     ---------    ----------
 Net increase (decrease) in
  unit value ....................   $ (0.4205)   $   0.5346    $   2.2257     $ (1.0858)   $   2.4198
                                    ---------    ----------    ----------     ---------    ----------
 Unit value:
 Net asset value -- end of
  year ..........................   $ 18.0103    $  18.4308    $  17.8962     $ 15.6705    $  16.7563
                                    =========    ==========    ==========     =========    ==========
Ratios (to average net assets):
 Expenses+## ....................       1.05%         1.00%         1.00%         1.00%         0.94%
 Net investment income ..........       3.95%         4.54%         5.25%         4.45%         4.12%
Portfolio turnover ..............        338%          397%          330%          256%          202%
Number of units
 outstanding at end of
 year (000 omitted) .............         500           789         1,021         1,321         1,363



  * Per unit data are based on the average number of units outstanding during each year.
  + Excluding mortality and expense risk charges and distribution expense charges.
  # For the period from May 1, 1995 (commencement of Level 2 Units) through
    December 31, 1995.
 ## For years ending on or after December 31, 1995, expenses are calculated without reduction for fees paid indirectly.



                             FINANCIAL STATEMENTS


Financial Statements of the Variable Accounts and the Company are included in the SAI.



              A WORD ABOUT THE COMPANY AND THE VARIABLE ACCOUNTS

The Company


     Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which offers in New York contracts similar to the Contracts offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Massachusetts Casualty Insurance Company, which issues individual disability income policies, and Sun Life Financial Services Limited which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada ("Sun Life (Canada)").

     The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") which, on December 18, 1997, became a wholly-owned subsidiary of Sun Life Assurance Com-pany of Canada--U.S. Operations Holdings, Inc ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to an Act of the Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.



The Variable Accounts

     Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA") and Capital Appreciation Variable Account ("CAVA") were established as separate accounts of the Company on July 22, 1982 pursuant to a resolution of its Board of Directors. Government Securities Variable Account ("GSVA") was established on April 20, 1984. World Governments Variable Account ("WGVA"), Total Return Variable Account ("TRVA") and Managed Sectors Variable Account ("MSVA") were established on January 4, 1988. Under Delaware insurance law and the Contracts, the income, gains or losses of the Variable Accounts are credited to or charged against the assets of the Variable Accounts without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Accounts will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

     In addition to the Contracts offered by this Prospectus, the Company issues other variable annuity contracts participating in the Variable Accounts.



     MMVA, CAVA, GSVA and TRVA are registered with the SEC as open-end, diversified, management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). HYVA, WGVA and MSVA are registered as open-end, non-diversified management investment companies. Each of the Variable Accounts meets the definition of a separate account under federal securities laws.


Investment Objectives and Policies


     The following is a description of the Variable Accounts' investment objectives and policies. The objectives may not be changed without approval of owners of and payees under the Contracts and other contracts participating in the investment experience of the Variable Accounts. The SAI also includes a discussion of specific investment restrictions which govern the Variable Accounts' investment policies. These specific investment restrictions may not be changed without approval of owners of and payees under the Contracts and other contracts participating in the investment experience of the Variable Accounts (see "Voting Rights").

     A description of the investment techniques in which the Accounts may engage and their risks is contained in Appendix B to this Prospectus and Appendix D in the SAI. Prospective investors should review these Appendices carefully before allocating purchase payments to the Accounts.


Money Market Variable Account

     MMVA will seek maximum current income to the extent consistent with stability of principal by investing exclusively in the following types of U.S. dollar denominated money market instruments which mature in less than 13 months:


     (a) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.


     (b) Bank certificates of deposit issued by domestic or foreign branches of any U.S. or Canadian chartered bank which has total assets in excess of $1 billion (U.S.) ("Eurodollar CD's") and bankers' acceptances issued by domestic branches of any such bank.


     (c) Commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Services or P-1 by Moody's Investors Service, Inc. (see Appendix B for a description of the ratings).


     (d) Repurchase agreements for the purchase of obligations which are suitable for investment under paragraph (a) above.

     Under regulations currently in effect, the average maturity of investments in the Account may not exceed 90 days.

High Yield Variable Account


     HYVA will seek high current income and capital appreciation by investing primarily in fixed-income securities of U.S. and foreign issuers. These securities may be denominated in U.S. dollars or foreign currencies. Securities offering the high current income sought by HYVA are ordinarily in the lower rated (that is, rated BBB or lower by Standard & Poor's Ratings Services ("S&P"), Fitch's Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Baa or lower by Moody's Investors Service, Inc. ("Moody's")) or non-rated categories and may include equity features. Securities which are in the lower rated categories of recognized rating agencies or are unrated may involve greater volatility of price and risk of principal and income than securities in the higher rated categories (see Appendix A for a description of the ratings). In particular, securities rated BBB by S&P, Fitch or Duff & Phelps or Baa by Moody's (and comparable unrated securities) are considered to have speculative characteristics, while securities rated lower than BBB by S&P, Fitch or Duff & Phelps or Baa by Moody's (and comparable unrated securities) (commonly known as "junk bonds") are considered speculative (see Appendix D for a chart indicating the composition of HYVA's portfolio for the year ended December 31, 1997, with the debt securities separated into rating categories and comparable unrated securities).

     Fixed-income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign corporate and government issuers, such as bonds, debentures, notes, repurchase agreements, equipment lease contracts, loan participations, corporate asset-backed securities, commercial paper, and obligations issued or guaranteed by the U.S. Government, any foreign government or any of their respective political subdivisions, agencies or instrumentalities (including obligations secured by such instruments). HYVA may invest in restricted securities, subject to the restriction against investing more than 10% of its net assets in securities that are not readily marketable. HYVA may also enter into mortgage "dollar roll" transactions on up to 10% of its total assets.


     Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Under normal market conditions, no more than 25% of the value of HYVA's total assets will be invested in equity securities, including common stock, warrants and stock subscription rights, but excluding convertible debt securities.


     The fixed income securities in which HYVA may invest also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PlK Bonds"). To the extent permitted by its investment restrictions, HYVA may also invest a portion of its assets in collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities and in interests in trusts or other entities representing interests in fixed income securities or holding fixed income securities in amounts sufficient to cover all payments due from such entities. HYVA may purchase securities on a "when-issued" basis. HYVA may also invest in foreign securities without limitation, which may include emerging market securities and Brady Bonds, and may invest in American Depositary Receipts ("ADRs").

     The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. For a discussion of these risks, see Appendix C "Certain Securities and Investment Techniques--Emerging Market Securities."


     As a result of its investments in foreign securities, HYVA may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Account may promptly convert such currencies into dollars at the current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Account may hold such cur-rencies for an indefinite period of time. The Account may also hold foreign currency in anticipation of purchasing foreign securities.


     While the holding of currencies will permit the Account to take advantage of favorable movements in the applicable exchange rate, it also exposes the Account to risk of loss if such rates move in a direction adverse to the Account's position. Such losses could reduce any profits or increase any losses sustained by the Account from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. Costs may also be incurred in connection with conversions between various currencies.

     In seeking to achieve its objectives and lessen risks, HYVA will engage in portfolio trading to take advantage of market developments and yield disparities. HYVA is aggressively managed and, thus, is subject to greater fluctuations in the value of its Variable Accumulation Units and Annuity Units and involves the assumption of a higher degree of risk as compared to a conservative income fund. HYVA is registered as a "non-diversified" investment company so that is able to invest to a greater extent than a "diversified" investment company. As a result of such non-diversified status, the Account may be more susceptible to adverse changes in the value of securities of a particular issuer than would be a diversified investment company.

     The value of the Account's Variable Accumulation and Annuity Units changes as the general levels of interest rates fluctuate; when interest rates decline, the value of a portfolio invested at higher yields can be expected to rise, and conversely when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline.


Capital Appreciation Variable Account

     CAVA will seek to maximize capital appreciation by investing in securities of all types. In seeking to achieve its objectives, a flexible approach toward the type of securities and the relative attractiveness of the various securities markets is maintained. Securities are selected based upon their potential for capital appreciation. Income is not a significant factor in portfolio selection.


     While CAVA usually will invest primarily in common stocks, CAVA will seek capital appreciation in other types of securities, including fixed income securities, convertible bonds and preferred stocks and warrants when they appear attractive for capital appreciation. CAVA may hold part or all of its assets in cash or short-term commercial paper or other forms of debt securities for temporary defensive purposes or as a buying reserve, may enter into Futures Contracts and Options on Futures Contracts for hedging purposes, and may write covered call and put options and purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes. CAVA's use of options, Futures Contracts and Options on Futures Contracts may result in the loss of principal under certain market conditions.

     CAVA may invest up to 50% of its total assets in foreign securities, which may include emerging market securities, and may invest in ADRs, and may enter into forward foreign currency exchange contracts ("Forward Contracts") for the purchase or sale of foreign currency for hedging purposes.

     CAVA may invest in restricted securities, subject to the restriction against investing more than 10% of its net assets in securities that are not readily marketable.


     CAVA is focused on growth companies and may be subject to fluctuations in the value of its Variable Accumulation Units and Annuity Units during periods of stock market volatility. CAVA involves the assumption of a higher degree of risk as compared to a conservative equity fund. While it is not CAVA's policy generally to invest or trade for short-term profits, portfolio securities may be disposed of without regard to the length of time held whenever the Adviser is of the opinion that a security no longer has an appropriate appreciation potential or has reached its anticipated level of performance, or when another security appears to offer relatively greater appreciation potential or a relatively greater anticipated level of performance.

Government Securities Variable Account


     GSVA will seek current income and preservation of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("Government Securities") and obligations that are fully collateralized or otherwise fully backed by government securities ("Government-related Securities"). GSVA may also engage in transactions involving options, Futures Contracts and Options on Futures Contracts as a hedge against anticipated future changes in interest rates that otherwise might adversely affect the value of GSVA's portfolio of securities and may enter into mortgage "dollar roll" transactions on up to 30% of its total assets. GSVA's use of options, Futures Contracts and Options on Futures Contracts may result in the loss of principal under certain market conditions. GSVA may also hold cash or invest in short-term U.S. government debt securities and related repurchase agreements for temporary defensive purposes or as a buying reserve.

     Government Securities include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association.

     Government-related Securities include collateralized mortgage obligations ("CMOs") and government backed trust certificates ("GBTs"). CMOs are debt obligations issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by mortgage pass-through securities such as Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates. Payments of principal and interest on the underlying collateral and any reinvestment income thereon provide the funds to pay debt service obligations on the CMOs. CMOs are issued in a number of classes or series, each with its own maturity and interest rate. While the classes or series are often retired in sequence as the underlying mortgages are repaid, payments of principal and interest on the underlying mortgages may be allocated among the different series or classes in innumerable ways. As with any mortgage-related security, principal prepayment on the collateral may cause the CMOs to be retired substantially earlier than the stated maturities or final distribution dates. Prepayment may thus shorten the stated maturity of the obligation and can result in the loss of premium if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security). GSVA intends to invest in privately issued CMOs only if they are rated at the time of purchase in the two highest ratings by nationally recognized rating agencies (see Appendix A for a description of the ratings).

     GBTs are obligations of certain private trusts formed for the purpose of refinancing certain foreign government loans. The assets of the trust typically include (a) a foreign government loan (the "Note"), 90% of principal and interest payments on which are backed by a full faith and credit guaranty of the United States Government and (b) a beneficial interest in a trust holding direct obligations of the United States Government, calculated to provide amounts equal to at least 10% of all principal and interest payments on the Note. Funds scheduled to be received from these assets are calculated to cover all scheduled distributions on the GBTs.


     GBTs and certain CMOs and other Government-related Securities are issued by private entities, are not Government Securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral held by the private issuer.

     Government Securities and Government-related Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, yields available from these securities are generally lower than the yields available from corporate interest bearing securities. Like other interest bearing securities, however, the values of Government Securities and Government-related

Securities change as interest rates fluctuate. Therefore, when interest rates decline the market value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise the market value of a portfolio invested at lower yields can be expected to decline. Therefore, GSVA will engage in portfolio trading to take advantage of market developments and yield disparities, e.g., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the average maturity of the portfolio in anticipation of a decline in interest rates so as to maximize the appreciation of principal.


Total Return Variable Account

     TRVA's primary investment objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, TRVA also will seek a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of TRVA's assets will be invested in fixed income securities and at least 40% and no more than 75% of TRVA's assets will be invested in equity securities, including preferred stocks.


     TRVA's policy is to invest in a broad portfolio of securities, including short-term obligations. The portfolio may be diversified not only by companies and industries, but also by type of securities, for example, equity securities, fixed income securities, and securities representing cash equivalents. Thus fixed income securities, such as bonds, may be held as well as common stocks. In addition, some fixed income securities held by TRVA may include a right to purchase common stock by means of a conversion privilege or attached warrants. TRVA may vary the percentage of assets invested in any one type of security in accordance with its interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. Most of TRVA's long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P, Fitch or Duff & Phelps), although TRVA may invest up to 20% of its net assets in lower rated securities (see Appendix A for a description of these ratings; see Appendix D for a chart indicating the composition of TRVA's portfolio for the year ended December 31, 1997, with the debt securities separated into rating categories and comparable unrated securities). TRVA may enter into repurchase agreements only with member banks of the Federal Reserve System, member firms (and subsidiaries thereof) of the New York Stock Exchange, recognized primary U.S. Government securities dealers, or institutions which TRVA's investment adviser has determined to be of comparable creditworthiness, and only for U.S. Government securities and may seek to increase its income by lending its portfolio securities to the extent consistent with present regulatory policies. TRVA may invest in restricted securities, subject to the restriction against investing more than 15% of its net assets in securities that are not readily marketable. TRVA may enter into mortgage "dollar roll" transactions and invest in corporate asset-backed securities.


     Securities offering above-average yield may at times involve greater than average risk. For this reason, and because the value of securities and the income earned on them may fluctuate according to the earnings of the issuers and changes in economic and money market conditions, there can be no assurance that TRVA's investment objectives will be achieved.


     TRVA may invest up to 20% of its total assets in foreign securities, which may include emerging market securities and Brady Bonds, and may invest in ADRs. Such investments may represent a greater degree of risk than an investment in domestic securities due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation.


     The portfolio will be managed actively with respect to fixed income securities, and the asset allocations will be modified as the Adviser deems necessary. Although TRVA does not intend to seek short-term profits, fixed income securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to equity securities, TRVA does not intend to trade in securities for short-term profits and anticipates that equity securities will ordinarily be held for one year or longer. However, TRVA will trade whenever it believes that changes in the portfolio are appropriate.

World Governments Variable Account

     WGVA will seek to provide moderate current income and preservation and growth of capital by investing in a portfolio of "U.S. Government Securities" and "Foreign Government Securities" (to the extent WGVA's investment adviser believes that the higher yields available from such Foreign Government Securities are sufficient to justify the risks of investing in such securities). WGVA may also hold its assets in cash or short-term obligations. In pursuing its objectives, WGVA will consider the preservation and growth of capital by balancing the yields of various fixed income securities against their attendant risks.

     WGVA will seek to provide purchasers with an opportunity to enhance the value and increase the protection of their investment against inflation and otherwise by taking advantage of investment opportunities in the United States as well as in other countries where opportunities may be more rewarding. It is believed that diversification of assets on an international basis decreases the degree to which events in any one country, including the United States, can affect the entire portfolio. Although the percentage of the Account's assets invested in securities issued abroad and denominated in foreign currencies ("non-dollar securities") will vary depending on the state of the economies of the principal countries of the world, their financial markets and the relationships of their currencies to the U.S. dollar, under normal conditions the Account's portfolio will be internationally diversified. However, for defensive reasons or during times of international, political or economic uncertainty or turmoil, most or all of the Account's investments may be in the United States.

     The Account will purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Account's return. Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

     The phrase "preservation of capital" is generally understood to imply the portfolio is invested in very low risk securities and that the major risk is loss of purchasing power through the effects of inflation or major changes in interest rates. However, while the Account will invest in securities which are believed by its investment adviser to have minimal credit risk, an error of judgment in selecting a currency or an interest rate environment could result in a loss of capital.


     WGVA intends to invest in the following securities: (1) U.S. Government Securities--U.S. Government Securities include (i) direct obligations of the U.S. Treasury (i.e., Treasury bills, notes and bonds) with a wide range of maturities, all of which are backed by the full faith and credit of the United States; and (ii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association). Some U.S. Government Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from such securities are generally lower than the yields available from other interest bearing securities. Like other interest bearing securities, however, the values of U.S. Government Securities change as interest rates fluctuate; (2) Foreign Government Securities--WGVA may invest in Foreign Government Securities of issuers considered stable by WGVA's Adviser. The Adviser does not believe that the credit risk inherent in the obligations of such stable foreign governments is significantly greater than that of U.S. Government Securities. The risk considerations involved in investing in Foreign Government Securities are described below. The percentage of WGVA's assets invested in Foreign Government Securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. To the extent that WGVA invests in Foreign Government Securities, its portfolio, under normal conditions, will include securities of a number of foreign countries. As a "non-diversified" investment company, WGVA is able to invest to a greater extent in fewer issuers than a "diversified" investment company. As a result of such non-diversified status, the Account may be more susceptible to adverse changes in the value of securities of a particular issuer than would be a diversified investment company. WGVA may also hold foreign currency for hedging purposes; and (3) Other Investments--When the investment adviser believes that investing for temporary defensive purposes is appropriate, such as during periods of unusual market conditions, or when relative yields are deemed attractive, part or all of WGVA's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, notes, U.S. Government Securities, Foreign Government Securities and repurchase agreements.

     In order to achieve its investment objectives, WGVA may employ the following investment practices: (1) writing covered put and call options and purchasing put and call options on U.S. and Foreign Government Securities that are traded on United States and foreign securities exchanges and over the counter in an effort to increase current income and to reduce fluctuations in Variable Accumulation Unit and Annuity Unit values; (2) entering into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. or Foreign Government Securities ("Futures Contracts") and purchasing and writing options to buy or sell Futures Contracts ("Options on Futures Contracts") but only as a hedge against anticipated future changes in interest or exchange rates; (3) purchasing and writing put and call options on foreign currencies traded on U.S. and foreign exchanges or over the counter for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increase in the dollar cost of foreign securities to be acquired; (4) entering into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to WGVA from adverse changes in the relationship between the U.S. dollar and foreign currencies; (5) lending portfolio securities to the extent consistent with present regulatory policies for the purpose of increasing WGVA's income; (6) purchasing securities on a "when-issued" or on a "forward delivery" basis; (7) entering into repurchase agreements for U.S. Government Securities with member banks of the Federal Reserve System, member firms (and subsidiaries thereof) of the New York Stock Exchange, recognized primary U.S. Government securities dealers, or institutions which WGVA's Adviser has determined to be of comparable creditworthiness; (8) entering into mortgage "dollar roll" transactions; (9) entering into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors; (10) entering into indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators; and (11) investing in restricted securities, subject to the restriction against investing more than 15% of its net assets in securities that are not readily marketable. WGVA's use of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies may result in the loss of principal under certain market conditions.


     Investment in Foreign Government Securities involves considerations and possible risks not typically associated with investing in U.S. Government Securities. The value of Foreign Government Securities investments will be affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances between nations. Costs may be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than U.S. commissions, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.


Managed Sectors Variable Account

     MSVA will seek capital appreciation by varying the weighting of its portfolio among thirteen industry sectors. Dividend income, if any, is incidental to MSVA's objective of capital appreciation.


     The 13 sectors from among which MSVA chooses its investments are: autos and housing; basic materials and consumer staples; defense and aerospace; energy; financial services; health care; industrial goods and services; leisure; retailing; technology; transportation; utilities; and foreign. (See Appendix C for a description of the scope of and potential risks associated with each of these industry sectors.) Certain sectors may overlap; for example, the defense and aerospace sector and the technology sector both include companies involved in the development of computer-related products. Therefore, securities of certain companies or industries may simultaneously be held in more than one industry sector.

     In response to changes or anticipated changes in the general economy or within one or more particular industry sectors, MSVA may increase, decrease or eliminate entirely a particular sector's representation in its portfolio; similarly, it may acquire securities of a sector not then represented in its portfolio. A sector or stock of a particular company will be added to or eliminated from the portfolio based upon such factors as such sector's or company's economic cycle and sensitivity to interest rates. For example, as interest rates rise and the performance of interest-sensitive stocks declines, MSVA expects to remove such stocks from its portfolio. Any one sector may comprise up to 50% of the portfolio, as may cash held as a temporary defensive measure or to meet anticipated redemption requests. MSVA has registered as a "non-diversified" investment company and may invest to a greater extent in fewer issuers than a "diversified" investment company. As a result of such non-diversified status, the Account may be more susceptible to adverse changes in the value of securities of a particular issuer than would be a diversified investment company. Similarly, due to the Account's ability to concentrate in as few as two industry sectors, MSVA's assets may be more susceptible to any single economic, political or regulatory occurrence than would be those of an investment company without a policy of concentration in particular industry sectors.

     While MSVA's policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as non-convertible and convertible bonds, convertible preferred stocks, and in warrants to purchase common stock, when relative values make such investments appear attractive either as individual issues or as types of securities in certain economic environments. The non-convertible bonds invested in by MSVA will include (i) obligations issued or guaranteed by the U.S. Treasury or U.S. Government agencies or instrumentalities, and (ii) obligations of the U.S. Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. MSVA may invest in restricted securities, subject to the restriction against investing more than 15% of its net assets in securities that are not readily marketable. MSVA may invest up to 20% of its total assets in foreign securities, which may include emerging market securities, and may invest in ADRs and may enter into forward foreign currency exchange contracts ("Forward Contracts") for the purchase or sale of foreign currency for hedging purposes. MSVA may write covered put and call options and purchase put and call options on securities and stock indices in an effort to increase current income and for hedging purposes. MSVA may also purchase and sell stock index futures contracts and may write and purchase options thereon for hedging purposes. MSVA's use of options, Futures Contracts, Options on Futures Contracts and Forward Contracts may result in loss of principal under certain market conditions.


     MSVA's portfolio is aggressively managed and the Account assumes above average risk of loss. Therefore an investment in MSVA should not constitute a complete investment program. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss.

                            PORTFOLIO TRANSACTIONS


     Each Account intends to manage its portfolio by buying and selling securities, as well as holding securities to maturity, to help attain its investment objective and policies.

     Each Account will engage in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in attaining its investment objective. In trading portfolio securities, an Account seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Accounts in trading portfolio securities, see the SAI. Because GSVA, HYVA, MSVA, TRVA and WGVA each had a portfolio turnover rate of over 100% during the fiscal year ended December 31, 1997, transaction costs incurred by each such Account and the realized capital gains and losses of each such Account may be greater than that of a fund with a lower portfolio turnover rate.

     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Boards of Managers may determine, MFS may consider the sale of the Contracts, other contracts participating in the Variable Accounts and the sale of shares of funds in the MFS Family of Funds as a factor in the selection of broker-dealers to execute the Variable Accounts' portfolio transactions. For a further discussion of portfolio transactions see the SAI.



                      MANAGEMENT OF THE VARIABLE ACCOUNTS


     The Boards of Managers of the Variable Accounts provide broad supervision over the affairs of the Variable Accounts and the officers of the Variable Accounts are responsible for their operation. Massachusetts Financial Services Company ("MFS" or the "Adviser"), 500 Boylston Street, Boston, Massachusetts 02116 is the investment adviser for each of the Variable Accounts. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS and its predecessor organizations have a history of money management dating from 1924. MFS serves as investment adviser to each of the funds in the MFS Family of Funds and to certain other investment companies established by MFS and/or the Company. MFS Institutional Advisors, Inc., a subsidiary of MFS, provides investment advice to substantial private clients.

     MFS provides the Variable Accounts with overall investment advisory services. Certain administrative functions relating to the Contracts and the Variable Accounts are performed by the Company. For a description of expenses paid by each Variable Account see "Management of the Variable Accounts" in the SAI.

     In certain instances there may be securities which are suitable for an Account's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as an Variable Account is concerned, in other cases, however, it may produce increased investment opportunities for an Variable Account.

     Administrator -- MFS provides the Variable Accounts with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, each Variable Account pays MFS an administrative fee up to 0.015% per annum of the Variable Account's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

                     PURCHASE PAYMENTS AND CONTRACT VALUES
                          DURING ACCUMULATION PERIOD

Purchase Payments

     All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly or on any other frequency acceptable to the Company. Unless the Contract has been surrendered, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date (the "Accumulation Period"). The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract's Accumulation Account to exceed $1,000,000. If the value of a Contract's Accumulation Account exceeds $1,000,000, no additional Purchase Payments will be accepted without prior approval.

     Completed application forms, together with the initial Purchase Payment, are forwarded to the Company. Upon acceptance, the Contract is issued to the Owner and the initial Purchase Payment is credited to the Contract in the form of Accumulation Units. The initial Purchase Payment must be applied within two business days of receipt of a completed application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the applicant specifically consents to the Company's retaining the Purchase Payment until the application is made complete. Thereafter, the Purchase Payment must be applied within two business days. All subsequent Purchase Payments will be applied using the Accumulation Unit values for the Valuation Period during which the Purchase Payment is received by the Company.

     The Company will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

     Each net Purchase Payment will be allocated to either the Variable Accounts or the Fixed Account (see Appendix A to the Statement of Additional Information for a description of the Fixed Account) or to both the Variable Accounts and the Fixed Account in accordance with the allocation factors specified by the Owner in the application or as subsequently changed. Upon receipt of a Purchase Payment, all or that portion, if any, of the net Purchase Payment to be allocated to the Variable Accounts will be credited to the Accumulation Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Variable Account by the Variable Accumulation Unit value for the particular Variable Account for the Valuation Period during which the Purchase Payment is received.

     The Variable Accumulation Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Variable Accumulation Unit value for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for such subsequent Valuation Period.

Net Investment Factor

     The Net Investment Factor is an index applied to measure the investment performance of a Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of a Variable Accumulation Unit may increase, decrease or remain the same.

     The Net Investment Factor for any Valuation Period is determined by adding
(a) and (b), subtracting the sum of (c) and (d), and dividing the result of the subtraction by (a). For the purposes of this calculation:

     (a) is the value of the Variable Account's net assets attributable to the Contracts at the end of the preceding Valuation Period;

     (b) is the investment income and capital gains, realized or unrealized, that are credited to such assets of the Variable Account during the Valuation Period;

     (c) is the capital losses, realized or unrealized, charged against such assets of the Variable Account in the Valuation Period plus, with respect to such assets, any amount charged against the Variable Account or set aside as a reserve to maintain or operate the Variable Account for the Valuation Period;

     (d) is the expenses of the Variable Account attributable to the Contracts incurred during the Valuation Period including the mortality and expense risk charge, the distribution expense risk charge and the investment management fee and the other expenses of the Variable Account, subject to any applicable expense limitation.


     The assets of the Variable Accounts will normally be composed chiefly of investment securities. The assets of each Variable Account are valued as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading, and on such other days on which there was a sufficient degree of trading in the Variable Account's portfolio securities so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected. The assets of MMVA are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. The assets of the other Variable Accounts are valued as follows:

     (a) Equity securities are normally valued at the last sale price on the exchange on which they are primarily traded or on the Nasdaq stock market for unlisted national market issues or at the last quoted bid price for unlisted securities not reported on the Nasdaq stock market or listed securities in which there were no sales during the day.


     (b) Debt securities (other than short-term obligations, but including listed issues) and forward foreign currency exchange contracts are normally valued on the basis of valuations provided by a pricing service since such valuations are believed to reflect the fair value of such securities. Use of the pricing service has been approved by the Boards of Managers. (Valuations provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.)


     (c) Short-term debt securities (i.e., those maturing in not more than sixty days) owned by a Variable Account are valued on the basis of amortized cost, which the Board of Managers has determined approximates market value.


     (d) Options, Futures Contracts and Options on Futures Contracts are normally valued at the settlement price on the exchange on which they are primarily traded.

     (e) The Board of Managers of each Variable Account is required to determine in good faith the fair value of securities and other assets that do not have a readily available market price. The Board of Managers may delegate the making of such determinations to others, E.G., the Variable Account's investment adviser.

Transfers/Conversions of Accumulation Units

     During the accumulation period the Owner may convert the value of a designated number of Fixed Accumulation Units then credited to a Contract's Accumulation Account into Variable Accumulation Units of particular Variable Accounts having an equal aggregate value, or convert the value of a designated number of Variable Accumulation Units into other Variable Accumulation Units and/or Fixed Accumulation Units having an equal aggregate value. These transfers/conversions are subject to the following conditions: (1) conversions involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary; (2) not more than 12 conversions may be made in any Contract Year; and (3) the value of Accumulation Units converted may not be less than

$1,000 unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Variable Account credited to the Accumulation Account are being converted. The conversion will be made using the Accumulation Unit values for the Valuation Period during which the request for conversion is received by the Company. Under current tax law a conversion will not result in any tax liability to the Owner. Conversions may be made pursuant to telephoned instructions.


                               CASH WITHDRAWALS

     At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Owner may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. For withdrawals in excess of $5,000 the Company may require a signature guarantee. The withdrawal will result in the cancellation of Accumulation Units with an aggregate value equal to the dollar amount of the cash withdrawal payment plus, if applicable, the contract maintenance charge and any withdrawal charge. Unless instructed to the contrary, the Company will cancel Fixed Accumulation Units and Variable Accumulation Units on a pro rata basis reflecting the existing composition of the Contract's Accumulation Account. If a partial withdrawal is requested which would leave an Accumulation Account value of less than the contract maintenance charge, then such partial withdrawal will be treated as a full surrender.

     Under certain conditions, the Company will assess a withdrawal charge if a cash withdrawal payment is made. The amount of any withdrawal charge and the conditions under which the charge will apply are discussed under "Withdrawal Charges".


     Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. Deferment is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Variable Accounts is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Variable Accounts, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders.


     Special restrictions on withdrawals apply to certain Qualified Contracts including Contracts used with Tax Sheltered Annuities established pursuant to
Section 403(b) of the Code ("Section 403(b) Annuities") and under the Texas Optional Retirement Program, discussed below. Reference should be made to the terms of the particular retirement plan for which Qualified Contracts are issued for any limitations or restrictions on cash withdrawals. A cash withdrawal under either a Qualified or Non-Qualified Contract also may result in the imposition of a tax penalty (see "Federal Tax Status").

Section 403(b) Annuities

     The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for these Contracts to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of Accumulation Account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Contract Owner attains age 591/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

     Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (see "Federal Tax Status"). Under certain circumstances, the 10% tax penalty will not apply if the withdrawal is made to pay medical expenses.


     Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Accumulation Account value to one or more alternative funding options. Contract Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     In imposing these restrictions on withdrawals, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance, the requirements for which have been complied with by the Company.


     For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status."


Texas Optional Retirement Program

     Under the terms of the Optional Retirement Program, if a participant makes the required contribution, the State of Texas will contribute a specified amount to the participant's retirement account. If a participant does not commence the second year of participation in the plan as a "faculty member" as defined in Title 110B of the State of Texas Statutes, the Company will return the State's contribution. If a participant does begin a second year of participation, the employer's first year contributions will then be applied as a Purchase Payment under the Qualified Contract, as will the employer's subsequent contributions.

     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to exercise the right of withdrawal in order to receive the cash values credited to such participant under the Qualified Contract unless one of the foregoing conditions has been satisfied. The value of such Qualified Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Program.


                                 DEATH BENEFIT

     In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected.

     During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the value of the Accumulation Account applied under one or more annuity options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the value of the Accumulation Account applied under one or more of the annuity options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant and any required release or consent is received, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

     In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual
Provisions--Death of Owner").

Payment of Death Benefit

     If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals". If the death benefit is to be paid in one sum to the Owner, or to the estate of the deceased Owner/Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant, the Owner, and/or the Beneficiary, as applicable, is received. If settlement under one or more of the annuity options is elected by the Owner, the Annuity Commencement Date will be the first day of the second calendar month following receipt of Due Proof of Death of the Annuitant and the Beneficiary, if any. In the case of an election by the Beneficiary, the Annuity Commencement Date will be the first day of the second calendar month following the effective date of the election. An Annuity Commencement Date later than that described above may be elected by an Owner or Beneficiary provided that such date is (a) the first day of a calendar month, and (b) not later than the first day of the first month following the 85th birthday of the Owner or Beneficiary, as the case may be, unless otherwise restricted, in the case of a Qualified Contract, by the applicable retirement plan or by applicable law (see "Annuity Commencement Date").

Amount of Death Benefit

     The death benefit is equal to the greatest of: (1) the value of the Contract's Accumulation Account; (2) the total Purchase Payments made under the Contract reduced by all withdrawals; or (unless prohibited by applicable state law) (3) the value of the Contract's Accumulation Account on the Seven Year Anniversary immediately preceding the date of death of the Annuitant, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed subsequent to such Seven Year Anniversary. The Accumulation Unit values used in determining the amount of the death benefit under (1) above will be the values for the Valuation Period during which Due Proof of Death of the Annuitant is received by the Company if settlement is elected by the Owner under one or more of the annuity options or, if no election by the Owner is in effect, either the values for the Valuation Period during which an election by the Beneficiary is effective or the values for the Valuation Period during which Due Proof of Death of both the Annuitant and the designated Beneficiary is received by the Company if the amount of the death benefit is to be paid in one sum to the deceased Owner/Annuitant's estate.


                               CONTRACT CHARGES

   Contract charges may be assessed under the Contracts as follows:

Contract Maintenance Charge

     On each Contract Anniversary and on surrender of the Contract for full value on other than the Contract Anniversary the Company deducts from the Accumulation Account a contract maintenance charge of $30 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The contract maintenance charge will be deducted in equal amounts from the Fixed Account and each Variable Account in which the Owner has Accumulation Units at the time of such deduction. On the Annuity Commencement Date the value of the Contract's Accumulation Account will be reduced by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, the contract maintenance charge will be deducted pro rata from each annuity payment made during the year.


     The amount of the contract maintenance charge may not be increased by the Company. The Company reserves the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses.

Mortality and Expense Risk Charge

     The mortality and expense risks assumed by the Company are the risks that Annuitants may live for a longer period of time than estimated by the Company in establishing the guaranteed annuity rates incorporated into the Contract, and the risk that administrative charges assessed under the Contracts may be insufficient to cover actual administrative expenses incurred by the Company.

     For assuming these risks, the Company makes a deduction from the Variable Accounts with respect to the Contracts at the end of each Valuation Period during both the accumulation period and after annuity payments begin at an effective annual rate of 1.25%. The rate of this deduction may be changed annually but in no event may it exceed 1.25% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the distribution expense risk charge and withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, the deficiency will be met from the Company's general corporate funds, which may include amounts derived from the mortality and expense risk charges.

Distribution Expense Risk Charge

     The distribution expense risk assumed by the Company is the risk that withdrawal charges assessed under the Contracts may be insufficient to compensate the Company for the costs of distributing the Contracts. For assuming such risk the Company makes a deduction from the Variable Accounts with respect to the Contracts at the end of each Valuation Period for the first seven Contract Years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Accounts attributable to the Contracts. No deduction is made after the seventh Contract Anniversary. If the distribution expense risk charge is insufficient to cover the actual risk assumed, the Company will bear the loss; however, if the charge is more than sufficient, any excess will be profit to the Company and would be available for any proper corporate purpose. In no event will the distribution expense risk charges and any withdrawal charges assessed under a Contract exceed 9% of the Purchase Payments made under the Contract.

Investment Management Fees


     The Company makes a deduction from the Variable Accounts at the end of each Valuation Period for the investment management fees payable to MFS. For the year ended December 31, 1997 the investment management fees paid to MFS by the Variable Accounts were equal to the following percentages of the average daily net assets of the respective Accounts: MMVA, 0.50%; HYVA, 0.75%; CAVA, 0.71%; GSVA, 0.55%; WGVA, 0.75%; TRVA, 0.75%; and MSVA, 0.75%.


Withdrawal Charges

     No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

     A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization or upon the transfer of Accumulation Account values among the Variable Accounts or between the Variable Accounts and the Fixed Account.

     All other full or partial withdrawals are subject to a withdrawal charge which will be applied as follows:

     (1) Old Payments, new Payments and accumulated value: With respect to a particular Contract Year, "new Payments" are those Payments made in that Contract Year or in the six immediately preceding Contract Years; "old Payments" are those Payments not defined as new Payments; and

   "accumulated value" is the value of the Accumulation Account less the sum of old and new Payments.

     (2) Order of liquidation: To effect a full surrender or partial withdrawal, the oldest previously unliquidated Payment will be deemed to have been liquidated first, then the next oldest, and so forth. Once all old and new Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

     (3) Maximum free withdrawal amount: The maximum amount that can be withdrawn without a withdrawal charge in a Contract Year is equal to the sum of (a) any old Payments not already liquidated; and (b) 10% of any new Payments, irrespective of whether these new Payments have been liquidated.

     (4) Amount subject to withdrawal charge: The amount subject to the withdrawal charge will be the excess, if any, of (a) amounts liquidated from old and new Payments over (b) the remaining maximum free withdrawal amount at the time of the withdrawal.

     The amount of the withdrawal charge varies according to the number of complete Contract Years between the Contract Year in which a Purchase Payment was credited to a Contract's Accumulation Account and the Contract Year in which it was withdrawn, in accordance with the following table:



    Number of
 Contract Years     Withdrawal Charge
----------------   -------------------
       0-1                 6%
       2-3                 5%
       4-5                 4%
        6                  3%
     7 or more             0%

     The withdrawal charge is not assessed with respect to a Contract established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

     In no event shall the aggregate withdrawal charges (including the distribution expense risk charge described above) assessed against a Contract exceed 9% of the aggregate Purchase Payments made under the Contract (see Appendix C in the Statement of Additional Information for examples of withdrawals and withdrawal charges).

Premium Taxes


     A deduction, when applicable, is made for premium or similar state or local taxes, which vary depending on the jurisdiction and, as of February 27, 1998, The Company believes range from 0% to 3.5%. For more current information, a tax adviser should be consulted. It is currently the Company's policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date incurred.



                              ANNUITY PROVISIONS

Annuity Commencement Date


     Annuity payments under a Contract will begin on the Annuity Commencement Date which is selected by the Owner at the time the Contract is applied for. This date may be changed by the Owner as provided in the Contract; however the new Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70-1/2 (or for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70-1/2), and the terms of the particular retirement plan may impose additional limitations. The

Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit."

     On the Annuity Commencement Date the Contract's Accumulation Account will be canceled and its adjusted value will be applied to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). NO CASH WITHDRAWALS WILL BE PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.


     Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403, 408 or 408A of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.


Annuity Options

     Unless restricted by the particular retirement plan or any applicable legislation, during the lifetime of the Annuitant and prior to the Annuity Commencement Date the Owner may elect one or more of the annuity options described below or such other settlement option as may be agreed to by the Company for the Annuitant as Payee. Annuity options may also be elected by the Owner or the Beneficiary as provided under "Death Benefit." The Owner may not change any election after 30 days prior to the Annuity Commencement Date, and NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected.

     Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Variable Accounts. In the event the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Variable Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

     Annuity options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity options D and E are available only to provide a Fixed Annuity.

     Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

     Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected.

     Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

     *Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time (at least five years, but not exceeding 30 years), as elected.

     *Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts
---------------------
*The election of this annuity option may result in the imposition of a penalty tax.

and at such times (at least over a period of five years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed by the Company at any time; however, the rate may not be reduced more frequently than once during each calendar year.

Determination of Annuity Payments

     The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant depending on the investment performance of the Variable Accounts.

     The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each variable annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

Exchange of Variable Annuity Units

     After the Annuity Commencement Date the Payee may exchange the value of a designated number of Variable Annuity Units of particular Variable Accounts then credited to the Contract for other Variable Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. Exchanges may be made only between the Variable Accounts. Twelve such exchanges may be made within each Contract Year.

Annuity Payment Rates

     The Contract contains annuity payment rates for each annuity option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly variable annuity payment based on the assumed interest rate of 4%; and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee. Over a period of time, if the Variable Accounts achieved a net investment return exactly equal to the assumed interest rate of 4%, the amount of each variable annuity payment would remain constant. However if the Variable Accounts achieved a net investment result greater than 4%, the amount of each variable annuity payment would increase; conversely, a net investment result smaller than 4% would decrease the amount of each variable annuity payment.


                         OTHER CONTRACTUAL PROVISIONS

Owner


     The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Owner of a Non-Qualified Contract may change the ownership of the Contract, subject to the provisions of the Contract, although such change may result in the imposition of tax (see "Federal Tax Status--Taxation of Annuities In General"). Transfer of ownership of a Qualified Contract is governed by the laws and regulations applicable to the retirement or deferred compensation plan for which the Contract was issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred,

---------------------
*The election of this annuity option may result in the imposition of a penalty tax.

discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

     Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living.

Death of Owner

     If the Owner of a Non-Qualified Contract dies before the Annuity Commencement Date, the entire value of the Contract's Accumulation Account must be either (1) distributed within five years after the date of death of the Owner, or (2) distributed over some period not greater than the life or expected life of the "designated beneficiary" as defined below, with annuity payments beginning within one year after the date of death of the Owner. The person named as "successor Owner" shall be considered the "designated beneficiary" for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the "designated beneficiary" for this purpose. These distribution requirements will not apply where the Beneficiary is the spouse of the Owner; rather, in such a case the Contract may be continued in the name of the spouse as Owner. Where the deceased Owner is also the Annuitant (other than where a Beneficiary spouse elects to continue the Contract), the Death Benefit provision of the Contract will control. If the Owner/Annuitant dies on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect.

     In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

     Any distributions upon the death of the Owner of a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

Voting Rights

     Owners of and payees under the Contracts and other contracts participating in the investment experience of each Variable Account have the right to vote at meetings of owners/payees of the particular Variable Account, upon such matters as the election of Members of the Board of Managers, the ratification of the selection of the independent certified public accountants, proposed changes in the Variable Accounts' investment objectives and/or restrictions and such other matters as the Investment Company Act of 1940 may require.

     Prior to the Annuity Commencement Date the Owner may cast one vote for each Variable Accumulation Unit in the particular Variable Account credited to the Contract's Accumulation Account on the record date. On or after the Annuity Commencement Date, the number of votes that a Payee may cast is determined by dividing the reserve held in the particular Variable Account for the Contract by the Variable Accumulation Unit value of the Variable Account on the record date. Employees who contribute to retirement plans which are funded by Qualified Contracts are entitled to instruct the Owners as to how to vote at meetings of Owners/ Payees of Contracts participating in the investment experience of the Variable Account.

Modification

     Upon notice to the Owner, or to the Payee during the annuity period, the Contract may be modified by the Company, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts or (iii) is necessary to reflect a change in the operation of the Variable Accounts or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contract to reflect such modification.

Change in Operation of Variable Accounts

     At the Company's election and subject to any necessary vote by persons having the right to vote, the Variable Accounts may be operated as unit investment trusts under the Investment Company Act of 1940 or they may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Accounts requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Accounts pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

     The Company reserves the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.


                              FEDERAL TAX STATUS

Introduction

     The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. A more detailed discussion of the federal tax status of the Contracts is contained in the Statement of Additional Information. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Treatment of the Company

     Under existing federal income tax laws, the income of the Variable Accounts, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

Taxation of Annuities in General

     Generally no tax is imposed on the increase in the value of a Contract held by an individual Owner until a distribution occurs, either as an annuity payment or in the form of a cash withdrawal, a lump sum payment or a loan from (or pledge of) the Contract prior to the Annuity Commencement Date. Corporate Owners and other Owners that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract's Accumulation Account. This rule does not apply where a non-natural person holds the Contract as agent for a natural person (such as where a bank holds a Contract as trustee under a trust agreement).

     Taxable cash withdrawals from either Qualified or Non-Qualified Contracts are subject to a 10% penalty, except in certain circumstances (such as where the distribution is made after the Owner has reached age 591/2 or upon the death of the Owner). In the case of a Qualified Contract, certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

     If the Owner dies before the Annuity Commencement Date, the Contract's Accumulation Account must be distributed within a specified period. In the case of a Non-Qualified Contract, this distribution requirement does not apply where the spouse of the Owner is the successor Owner.

     A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the excess of the cash surrender value over the Contract's cost basis.

     The Company will withhold and remit to the U.S. government part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued for use with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) that he or she chooses not to have amounts withheld.

     In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and individual retirement accounts.

     Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

     The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for segregated asset accounts underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for income tax purposes. The Company believes that the Variable Accounts comply with the regulations.

     The preamble to the regulations states that the Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract or the Variable Accounts) necessary to comply with the guidelines.

Qualified Retirement Plans

     The Qualified Contracts described in this Prospectus are designed for use with the following types of qualified retirement plans:


     (1) Individual Retirement Annuities permitted by Sections 219 and 408 of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k), and Roth IRAs permitted by Section 408A of the Code;


     (2) Tax Sheltered Annuities established pursuant to the provisions of
   Section 403(b) of the Code for public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code; and

     (3) Various Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a), 401(k) and 403(a) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans.

     The tax rules applicable to participants in such plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Qualified Contracts. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts. The Company will provide purchasers of Qualified Contracts for use in connection with Individual Retirement Annuities with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS


     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 6.11% of Purchase Payments. In addition, after the first Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.20% of the Contract's Accumulation Account value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts offered by the Company. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates or of persons engaged in the distribution of the Contracts.



                               LEGAL PROCEEDINGS

     The Variable Accounts, the Company and MFS are engaged in various kinds of routine litigation which, in management's opinion, is not material with respect to the Variable Accounts.


                           CONTRACT OWNER INQUIRIES

   All Contract Owner inquiries should be directed to the Company at its Annuity Service Mailing Address.


           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information
The Variable Accounts' Investment Objectives, Policies and Restrictions Management of the Variable Accounts
Annuity Provisions
Other Contractual Provisions
Federal Tax Status
Administration of the Contracts
Distribution of the Contracts
Legal Matters
Accountants and Financial Statements

                                  APPENDIX A


                    Description of Commercial Paper Ratings

Standard & Poor's Rating Services ("S&P"):

The rating "A" is the highest commercial paper rating assigned by S&P and issues so rated are regarded as having the greatest capacity for timely payment. Issues in the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those A-1 issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

Moody's Investors Service, Inc. ("Moody's"):

The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior ability for repayment. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.


                          Description of Bond Ratings


     The ratings of Moody's, S&P, Fitch and Duff & Phelps represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

S&P:

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA: An obligation rated AA differs from the higher rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obliga-tion. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar actions of payments on an obligation are jeopardized.

Plus(+) or Minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risks--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch:

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e., below 50%.

Duff & Phelps:

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vul-nerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s).

     A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch status can either be resolved quickly or over a longer period of time, depending on the reasons surrounding the placement on Rating Watch. The "up" designation means a rating may be upgraded; the "down" designation means a rating may be downgraded; and the "uncertain" designation means a rating may be raised or lowered.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, used this same rating scale. Duff & Phelps claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, A-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuers failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.


Moody's Investors Service, Inc.:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


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


                                  APPENDIX B

                 Certain Securities and Investment Techniques

     As part of their strategies for attaining their investment objectives, the Variable Accounts may employ the following investment techniques. Each of CAVA, GSVA, WGVA and MSVA may engage in transactions involving options, Futures Contracts, and Options on Futures Contracts. CAVA, WGVA and MSVA may also participate in Forward Contracts. In addition, all the Accounts may engage in repurchase agreement transactions; WGVA and TRVA may engage in securities lending; HYVA, CAVA, TRVA, WGVA and MSVA may invest in foreign securities; HYVA and TRVA may invest in lower rated bonds; GSVA, HYVA, TRVA and WGVA may enter into mortgage "dollar roll" transactions; HYVA and TRVA may invest in corporate asset-backed securities; HYVA may purchase loan participations; and WGVA may trade options on foreign currencies, purchase indexed securities and enter into swap agreements. All the Accounts except MMVA, GSVA and WGVA may purchase emerging market securities, and HYVA and TRVA may invest in Brady Bonds. All the Accounts except MMVA may invest in restricted securities, subject to applicable restrictions on purchasing securities that are not readily marketable. An Account's use of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies may result in loss of principal under certain market conditions. HYVA, WGVA and MSVA are "non-diversified" as that term is defined in the 1940 Act. These various techniques are described below.

     Non-diversification: Although more than 5% of an Account's total assets may be invested in the securities of one issuer (including a foreign government), at the close of each quarter of its taxable year, the aggregate amount of such holdings may not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single issuer. To the extent that a non-diversified Account at times may hold the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Account will at such times be subject to greater risk with respect to its portfolio securities than a fund that invests in a broader range of securities, because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the Account's total return and the net asset value of its shares.

     Lower Rated Bonds: Fixed income securities rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

     Securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds") are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on an Account's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, an Account may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Account's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities, and judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to an Account but will be reflected in the net asset value of shares of the Account.

     Foreign Securities: Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. An Account may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. An Account may also hold foreign currency in anticipation of purchasing foreign securities.


Options on Securities


     An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. The holder pays a non-refundable purchase price for the option, known as the "premium." If the price of the underlying security moves adversely to the holder's position, the maximum amount of risk the holder assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. The risk to the seller, or "writer," in the case of an adverse market movement, is that the option may be exercised and the writer will be required to purchase or sell the underlying security at a disadvantageous price, which may be only partially offset by the amount of premium received. The writer's risk is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of liquid assets equal to the exercise price in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.


     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely, the writer is required to deliver the security in the case of a call option, or to purchase the security in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.


     Options on securities and options on indices of securities discussed below are traded on national securities exchanges such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the SEC. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker-dealer which is a member of the exchange on which the option is traded.


     In addition, options on securities and options on indices of securities may be traded on exchanges located outside the United States and over-the-counter through financial institutions dealing in such options as well as the underlying instruments. The particular risks of over-the-counter transactions are set forth more fully in the SAI.

Options on Indices

     In contrast to an option on a security, an option on an index (which may be a stock index, fixed income security index or other financial index, as appropriate) provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to
(i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The purchaser of the option receives this cash settlement amount if the closing level of the index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market. Trading of options on indices is described above under "Options on Securities."

     The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. The composition of the index is changed periodically.

Futures Contracts

     A Futures Contract is a bilateral agreement providing for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     This investment technique is designed only to hedge against anticipated future changes in interest or exchange rates which otherwise might either adversely affect the value of the Account's portfolio securities or adversely affect the price of securities which the Account intends to purchase at a later date. Should interest or exchange rates move in an unexpected manner, an Account may not achieve the anticipated benefits of this technique, or may realize a loss.

     The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which generally varies between 5% and 15% of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to the market."

     U.S. Futures Contracts may be purchased or sold only on an exchange, known as a "contract market", designated by the Commodity Futures Trading Commission ("CFTC") for the trading of such contracts, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it. Futures Contracts may also be traded on foreign exchanges.

     Interest rate Futures Contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills and Eurodollar deposits. Foreign currency Futures Contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc and West German mark.


     A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.


Options on Futures Contracts


     An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date, or in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     This investment technique is designed only to hedge against anticipated future changes in interest or exchange rates which otherwise might either adversely affect the value of the Account's portfolio securities or adversely affect the price of securities which the Account intends to purchase at a later date. Should interest or exchange rates move in an unexpected manner, the Account may not achieve the anticipated benefits of this technique, or may realize a loss. For restrictions on the use of Options on Futures Contracts see the discussion under "Futures Contracts" above.


     A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


     Options on Futures Contracts that are written or purchased by a Variable Account on United States exchanges are traded on the same contract market as the underlying Futures Contract and, like Futures Contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearing house. In addition, Options on Futures Contracts may be traded on foreign exchanges.

     An option, whether based on a Futures Contract, an index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

Forward Foreign Currency Exchange Contracts

     A Forward Contract is a contractual obligation to purchase or sell a specific quantity of a given foreign currency for a fixed exchange rate at a future date. Forward Contracts are individually negotiated and are traded through the "interbank currency market," an informal network of banks and brokerage firms which operates around the clock and throughout the world. Transactions in the interbank market may be executed only through financial institutions acting as market-makers in the interbank market, or through brokers executing purchases and sales through such institutions. Market-makers in the interbank market generally act as principals in taking the opposite side of their customers' positions in Forward Contracts, and ordinarily charge a mark-up or commission which may be included in the cost of the Forward Contract. In addition, market-makers may require their customers to deposit collateral upon entering into a Forward Contract as security for the customer's obligation to make or receive delivery of currency, and to deposit additional collateral if exchange rates move adversely to the customer's position. Such deposits may function in a manner similar to the margining of Futures Contracts, described above.

     Prior to the stated maturity date of a Forward Contract, it may be possible to liquidate the transaction by entering into an offsetting contract. In order to do so, however, a customer may be required to maintain both contracts as open positions until maturity and to make or receive a settlement of the difference owed to or from the market-maker or broker at that time.


     An Account may enter into Forward Contracts to attempt to minimize the risk to the Account from adverse changes in the relationship between the U.S. dollar and foreign currencies. An Account may enter into a Forward Contract, for example, at the same time as it enters into a contract for the purchase or sale of a security denominated in a foreign currency, in order to "lock in" the U.S. dollar price of the security. Additionally, for example, when an Account believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Account's portfolio securities denominated in such foreign currency, or when an Account believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. An Account may also enter into Forward Contracts for "cross hedging" purposes; e.g., the purchase or sale of a Forward Contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. CAVA, WGVA and MSVA have established procedures concerning such purchases. Since that policy currently requires the use of "cover" or that an amount of the Account's assets equal to the amount of the purchase be held aside or segregated in a separate account to be used to pay for the commitment, the Account always will use "cover" or have liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis.


     An Account may be required to receive delivery of the foreign currency underlying forward foreign currency exchange contracts that it has entered into. This could occur, for example, if the Account were unable to close out a Forward Contract. An Account may also elect to take delivery of the currencies underlying Forward Contracts, if, in the judgment of the Adviser, it is the best interests of the Account to do so. In such instances, the Account may promptly convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

     While the holding of currencies will permit an Account to take advantage of favorable movement in the applicable exchange rates, it also exposes the Account to risk of loss if such rates move in a direction adverse to an Account's position. Such losses could reduce any profits or increase any losses sustained by an Account from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect an Account's profit or loss on Forward Contracts, as well as in its hedging strategies.

     Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for an Account than if it had not engaged in such contracts. Furthermore, while these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate

Forward Contracts. In such event, the ability of an Account to utilize Forward Contracts in the manner set forth above may be restricted.

     Forward Contracts are traded over the counter and not on organized commodities or securities exchanges; as a result, such contracts operate in a manner distinct from exchange traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges.

Options on Foreign Currencies

     WGVA may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. Furthermore, as a result of writing such options, WGVA could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. While the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, in the event of rate movement adverse to WGVA's position, WGVA may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by WGVA will be traded on U.S. and foreign exchanges or over the counter.

     Options on foreign currencies are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date or, in the case of certain options, on such date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder.

     As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments, similar to margin deposits required in the trading of Futures Contracts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into.

     Options on foreign currencies may result in an Account's holding foreign currency, and expose the Account to risks similar to those described above under "Forward Foreign Currency Exchange Contracts."

     Certain options on foreign currencies, like Forward Contracts, are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments, which are discussed in the Statement of Additional Information. Options on foreign currencies may also be traded on national securities exchanges regulated by the SEC and on exchanges located in foreign countries.

Lending of Portfolio Securities


     WGVA and TRVA may seek to increase their income by lending portfolio securities to the extent consistent with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans may be made to member banks of the Federal Reserve System and to member firms (and subsidiaries thereof) of the New York Stock Exchange, and would be required to be secured continuously by collateral, including cash, U.S. Government Securities, or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. An Account would have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Account would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. An Account would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment adviser to be of good standing, and when, in the judgment of the investment adviser, the consideration which could be earned currently from securities loans of this type justified the attendant risk. If the investment adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of an Account's total assets.

"When-Issued Securities"


     Securities may be purchased on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered at a future date beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. Although an Account is not limited to the amount of securities for which it may have commitments to purchase on such basis, it is expected that under normal circumstances, an Account will not commit more than 30% of its assets to such purchases. An Account does not pay for the securities until received or start earning interest on them until the settlement date. While awaiting delivery of securities purchased on such bases, an Account will segregate liquid assets sufficient to cover its commitments. Although an Account does not intend to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases.


Repurchase Agreements


     An Account may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System, member firms (and subsidiaries thereof) of the New York Stock Exchange, recognized primary U.S. Government Securities dealers, or institutions which the Account's investment adviser has determined to be of comparable creditworthiness, and only for U.S. Government Securities. When participating in repurchase agreements the Account buys securities with the agreement that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Account to earn a return on available cash, although the Account may be subject to various delays and risks of loss (including risk of decline in market value of the underlying securities) if the seller is unable to meet its obligation to repurchase. In evaluating whether to enter into a repurchase agreement the Adviser will carefully consider the creditworthiness of the seller and will follow guidelines regarding the determination of creditworthiness established by the Board of Managers of the Account. If the member bank or securities dealer that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Account is unsettled. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the underlying securities, including accrued interest, is at least equal to the repurchase price.


Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds

     Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates and/or credit quality than debt obligations which make regular payments of interest. An Account will accrue income on such investments for accounting purposes.

Emerging Market Securities


     Emerging market securities are securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities, the source of its revenues and the location of its assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or
(e) the issuer has 50% or more of its assets in that country.


     The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities prices in emerging markets can be significantly more volatile and less liquid than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

     These securities may be considered speculative and, while generally offering higher income and the potential for capital appreciation, may present significantly greater risk. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Variable Account is uninvested and no return is earned thereon. The inability of a Variable Account to make intended security purchases due to settlement problems could cause the Variable Account to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Variable Account due to subsequent declines in values of the portfolio securities, a decrease in the level of liquidity in the Account's portfolio or, if the Variable Account has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the Account bears the risk that the securities will not be delivered and that the Account's payments will not be returned.

     Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Variable Account could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Variable Account of any restrictions on investments.

     Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Variable Account.

Brady Bonds


     Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three of four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


American Depositary Receipts

     American Depositary Receipts ("ADRs") are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depositary of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Each Variable Account that invests in foreign securities may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Variable Accounts may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Variable Account's custodian in five days. Each such Variable Account may also execute trades on the U.S. markets using existing ADRs. Because ADRs trade on United States securities exchanges, the Accounts' adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities. For example, a foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.

Restricted Securities

     Restricted securities are securities that are subject to legal or contractual restrictions on resale, including securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "Securities Act"). Unless registered for sale, such securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration, such as pursuant to Rule 144A under the Securities Act for offers and sales to "qualified institutional buyers." Consequently, there may be a more limited trading market for these securities and market quotations may be less readily available. However, as to certain restricted securities, a substantial market of qualified institutional buyers may develop pursuant to Rule 144A ("Rule 144A Securities"). A determination is made based upon a con-tinuing review of the trading markets for the specific Rule 144A Security that such securities are readily marketable. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities. The Board, however, retains oversight of the liquidity determinations, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A Securities could have the effect of decreasing the level of liquidity in a Variable Account to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in the Variable Account's portfolio. As a result, the Variable Account might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities. A Variable Account may invest in restricted securities as to which the Board has made such a determination of ready marketability, to the extent consistent with its investment objectives. Where the Board has not made such a determination, investments in restricted securities are subject to the Variable Account's investment restrictions on investments in securities that are not readily marketable.


Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

     Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.


     In a CMO, a series of bonds or certificates is usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on a Mortgage Asset may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated under several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayment, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.


     Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class CMOs ("PAC Bonds") generally require payments of the specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment of such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities

     Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government or by private originators of, or investors in, mortgage loans including savings and loan associations, mortgage banks, commercial banks and investment banks.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest while the other class will receive all of the principal. If the underlying Mortgage Assets experience more than anticipated prepayments of principal, the Account may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although these securities are traded among institutional investors and investment banking firms.

Mortgage "Dollar Roll" Transactions

     GSVA, HYVA, TRVA and WGVA may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Account sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Accounts will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. During the roll period, the Account foregoes principal and interest paid on the mortgage-backed securities. The Account is compensated for the lost interest by the difference between the current sales price and the lower price for the futures purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Account may also be compensated by receipt of a commitment fee.

     In the event that the party with whom the Account contracts to repurchase substantially similar securities on a future date fails to deliver such securities, the Account may not be able to obtain such securities at the price specified in such contract and thus may not benefit from the price differential between the current sales price and the repurchase price. The market value of securities purchased by the Account may decline below the price of securities that the Account has sold but is obligated to repurchase under the agreement. Under the terms of these transactions, the securities purchased may have different prepayment characteristics and both the Account and the dealer may be permitted to over or underdeliver the aggregate principal amount of the securities by 2%.

Corporate Asset-Backed Securities

     HYVA and TRVA may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

     Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g. loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

     As noted above, corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Loan Participations and Other Direct Indebtedness

     HYVA may invest a portion of its assets in "loan participations". By purchasing a loan participation, the Account acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Account may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Account may involve revolving credit facilities or other standby financing commitments which obligate the Account to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Account may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. For a further discussion of loan participations and the risks related to transactions therein, see Appendix D in the Statement of Additional Information.

Swaps and Related Transactions


     As one way of managing its exposure to different types of investments, WGVA may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Account with another party of cash payments based upon different interest rate indices, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Account might exchange a sequence of cash payments based on a floating rate index for cash notional payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.


     The Account may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.


     Swap agreements could be used to shift the Account's investment exposure from one type of investment to another. For example, if the Account agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Account's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Account's investments and its share price and yield.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Account's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Account may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

     Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information on the risks involved in these activities.

Indexed Securities


     The value of indexed securities is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to the change in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.


     The performance of indexed securities depends to a great extent on the performance of the securities, currencies, or other instruments to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


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


                                  APPENDIX C


                               Industry Sectors

     MSVA seeks to achieve its investment objective by varying the weighting of its portfolio among the following thirteen industry sectors (i.e., industry groupings):

     (1) Autos and Housing Sector: companies engaged in the design, production and sale of automobiles, automobile parts, mobile homes and related products, and in the design, construction, renovation and refurbishing of residential dwellings. The value of automobile industry securities is affected by foreign competition, consumer confidence, consumer debt and installment loan rates. The housing construction industry is affected by the level of consumer confidence, consumer debt, mortgage rates and the inflation outlook.

     (2) Basic Materials and Consumer Staples Sector: companies engaged in providing consumer goods and services such as: the design, processing, production and storage of packaged, canned, bottled and frozen foods and beverages; and the design, production and sale of home furnishings, appliances, clothing, accessories, cosmetics and perfumes. Certain such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food-and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

     (3) Defense and Aerospace Sector: companies engaged in the research, manufacture, or sale of products or services related to the defense and aerospace industries, such as: air transport; data processing or computer-related services; communications systems; military weapons and transportation; general aviation equipment, missiles, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and airborne and ground-based equipment essential to the test, operation and maintenance of flight vehicles. Since such companies rely largely on U.S. (and other) governmental demand for their products and services, their financial conditions are heavily influenced by federal (and other governmental) defense spending policies.

     (4) Energy Sector: companies in the energy field, including oil, gas, electricity and coal as well as nuclear, geothermal, oil shale and solar sources of energy. The business activities of companies comprising this sector may include: production, generation, transmission, marketing, control or measurement of energy or energy fuels; provision of component parts or services to companies engaged in such activities; energy research or experimentation; environmental activities related to the solution of energy problems; and activities resulting from technological advances or research discoveries in the energy field. The value of such companies' securities varies based on the price and supply of energy fuels and may be affected by events relating to international politics, energy conservation, the success of exploration projects, and the tax and other regulatory policies of various governments.

     (5) Financial Services Sector: companies providing financial services to consumers and industry, such as: commercial banks and savings and loan associations; consumer and industrial finance companies; securities brokerage companies; leasing companies; and firms in all segments of the insurance field (such as multiline, property and casualty, and life insurance). These kinds of companies are subject to extensive governmental regulations, some of which regulations are currently being studied by Congress. The profitability of these groups may fluctuate significantly as a result of volatile interest rates and general economic conditions.

     (6) Health Care Sector: companies engaged in the design, manufacture or sale of products or services used in connection with health care or medicine, such as: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic and biochemical research and development; and companies involved in the operation of health care facilities. Many of these companies are subject to government regulation, which could affect the price and availability of their products and services. Also, products and services in this sector could quickly become obsolete.

     (7) Industrial Goods and Services Sector: companies engaged in the research, development, manufacture or marketing of products, processes or services related to the agriculture, chemicals, con-tainers, forest products, non-ferrous metals, steel and pollution control industries, such as: synthetic and natural materials, for example, chemicals, plastics, fertilizers, gases, fibers, flavorings and fragrances; paper; wood products; steel and cement. Certain companies in this sector are subject to regulation by state and federal authorities, which could require alteration or cessation of production of a product, payment of fines or cleaning of a disposal site. In addition, since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.

     (8) Leisure Sector: companies engaged in the design, production or distribution of goods or services in the leisure industry, such as: television and radio broadcast or manufacture; motion pictures and photography; recordings and musical instruments; publishing; sporting goods, camping and recreational equipment; sports arenas; toys and games; amusement and theme parks; travel-related services and airlines; hotels and motels; fast food and other restaurants; and gaming casinos. Many products produced by companies in this sector--for example, video and electronic games--may quickly become obsolete.

     (9) Retailing Sector: companies engaged in the retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products and other consumer goods, such as: department stores; supermarkets; and retail chains specializing in particular items such as shoes, toys or pharmaceuticals. The value of securities in this sector will fluctuate based on consumer spending patterns, which depend on inflation and interest rates, level of consumer debt and seasonal shopping habits. The success or failure of a particular company in this highly competitive sector will depend on such company's ability to predict rapidly changing consumer tastes.

     (10) Technology Sector: companies which are expected to have or develop products, processes or services which will provide or will benefit significantly from technological advances and improvements or future automation trends in the office and factory, such as: semiconductors; computers and peripheral equipment; scientific instruments; computer software; telecommunications; and electronic components, instruments and systems. Such companies are sensitive to foreign competition and import tariffs. Also, many products produced by companies in this sector may quickly become obsolete.

     (11) Transportation Sector: companies involved in the provision of transportation of people and products, such as: airlines, railroads and trucking firms. Revenues of companies in this sector will be affected by fluctuations in fuel prices resulting from domestic and international events, and government regulation of fares.

     (12) Utilities Sector: companies in the public utilities industry and companies deriving a substantial majority of their revenues through supplying public utilities such as: companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

     (13) Foreign Sector: companies whose primary business activity takes place outside of the United States. The securities of foreign companies would be heavily influenced by the strength of national economies, inflation levels and the value of the U.S. dollar versus foreign currencies. Foreign investments will be subject to certain risks not generally associated with domestic investments. Such investments may be favorably or unfavorably affected by changes in interest rates, currency exchange rates and exchange control regulations, and costs may be incurred in connection with conversions between currencies. In addition, investments in foreign countries could be affected by less favorable tax provisions, less publicly available information, less securities regulation, political or social instability, limitations on the removal of funds or other assets of the Account, expropriation of assets, diplomatic developments adverse to U.S. investments and difficulties in enforcing contractual obligations.

     Diversified companies will generally be included in the sector of their predominant industry activity, as determined by the Adviser.

                                  APPENDIX D


                          PORTFOLIO COMPOSITION CHART


                  For the Fiscal Year Ended December 31, 1997

     The tables below shows the percentages of each of HYVA's and TRVA's assets at December 31, 1997 invested in bonds assigned to the various rating categories by Moody's, S&P, Fitch and Duff & Phelps and in unrated bonds determined by the Adviser to be of comparable quality. The highest of the four rating services is used with respect to each rating.



                           HIGH YIELD VARIABLE ACCOUNT



                            UNRATED
                            BONDS OF
              COMPILED     COMPARABLE
  RATING       RATINGS      QUALITY        TOTAL
----------   ----------   -----------   ----------
  AAA/Aaa         --           --            --
   AA/Aa          --           --            --
     A/A          --           --            --
  BBB/Baa         --          0.58%         0.58%
   BB/Ba        11.90%        0.05%        11.95%
     B/B        67.78%        4.30%        72.08%
  CCC/Caa        4.03%        2.41%         6.44%
   CC/Ca          --           --            --
     C/C         0.02%         --           0.02%
  Default         --          0.09%         0.09%
                -----         ----         -----
    Total       83.73%        7.44%        91.17%


                          TOTAL RETURN VARIABLE ACCOUNT



                            UNRATED
                            BONDS OF
              COMPILED     COMPARABLE
  RATING       RATINGS      QUALITY        TOTAL
----------   ----------   -----------   -----------
  AAA/Aaa       12.48%         --           12.48%
   AA/Aa         0.03%         --            0.03%
     A/A         4.21%         --            4.21%
  BBB/Baa       10.93%         --           10.93%
   BB/Ba         5.10%        0.13%          5.23%
     B/B         0.08%         --            0.09%
  CCC/Caa         --           --             --
   CC/Ca          --           --             --
     C/C          --          0.02%          0.02%
  Default         --           --             --
                -----         ----          -----
    Total       32.84%        0.18%         32.99%


     These charts do not necessarily indicate what the composition of HYVA's or TRVA's portfolio will be in subsequent years. Rather, the Accounts' investment objective, policies and restrictions indicate the extent to which it may purchase securities in the various categories.

This Prospectus sets forth information about the Contracts and the Variable Accounts that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Accounts has been filed with the SEC in a SAI dated May 1, 1998 which is incorporated herein by reference. The SAI is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.




To:  Sun Life Assurance Company of Canada (U.S.)

     Retirement Products and Services

     P.O. Box 1024
     Boston, Massachusetts 02103

     Please send me a Statement of Additional Information for Compass 3--Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Total Return Variable Account, World Governments Variable Account and Managed Sectors Variable Account.


Name
     ---------------------------------------

Address
        ------------------------------------


        ------------------------------------


City                          State             Zip
     -----------------------        ----------      ------------

Telephone
          ------------------

PROSPECTUS


May 1, 1998

Combination Fixed/Variable
Annuity for Personal and
Qualified Retirement Plans


[COMPASS 3 LOGO]


Issued in connection with
[bullet] Money Market Variable Account
[bullet] High Yield Variable Account
[bullet] Capital Appreciation Variable Account
[bullet] Government Securities Variable Account
[bullet] World Governments Variable Account
[bullet] Total Return Variable Account
[bullet] Managed Sectors Variable Account


CO3US-1-5/98/60M


Issued by
Sun Life Assurance Company of Canada (U.S.)
Annuity Service Mailing Address:
c/o Sun Life Annuity Service Center
P.O. Box 1024
Boston, Massachusetts 02103


General Distributor
Clarendon Insurance Agency, Inc.

One Sun Life Executive Park
Wellesley, Massachusetts 02181



Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Legal Counsel
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566
Washington, D.C. 20044


Auditors

Deloitte & Touche LLP

125 Summer Street
Boston, Massachusetts 02110

                                                                    May 1, 1998



                                COMPASS 2 and 3


                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS




General Information ....................................................     2
The Variable Accounts' Investment Objectives, Policies and Restrictions      3
Management of the Variable Accounts ....................................     6
Annuity Provisions .....................................................    10
Other Contractual Provisions ...........................................    11
Federal Tax Status .....................................................    12
Administration of the Contracts ........................................    15
Distribution of the Contracts ..........................................    15
Legal Matters ..........................................................    15
Accountants and Financial Statements ...................................    16



     This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to prospective purchasers of Compass 2 and 3 Combination Fixed/Variable Annuity Contracts for personal and qualified retirement plans (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Total Return Variable Account, World Governments Variable Account and Managed Sectors Variable Account (the "Variable Accounts") which is not necessarily included in the Compass 2 and 3 Prospectuses dated May 1, 1998. This SAI should be read in conjunction with the Prospectuses, copies of which may be obtained without charge from the Company at its Retirement Products and Services, P.O. Box 1024, Boston, Massachusetts 02103, or by telephoning (800) 752-7215.


     The terms used in this SAI have the same meanings as in the Prospectus.
--------------------------------------------------------------------------------
THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

The Company


     Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which offers in New York contracts similar to the Contracts offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Massachusetts Casualty Insurance Company, which issues individual disability income policies, and Sun Life Financial Services Limited which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada ("Sun Life (Canada)").

     The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") which, on December 18, 1997, became a wholly-owned subsidiary of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to an Act of the Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


The Variable Accounts


     Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA"), Capital Appreciation Variable Account ("CAVA"), Government Securities Variable Account ("GSVA"), Total Return Variable Account ("TRVA"), World Governments Variable Account ("WGVA") and Managed Sectors Variable Account ("MSVA") are separate accounts of the Company, each of which meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").


The Fixed Account


     If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which is the general account of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosures in this SAI with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).

                 THE VARIABLE ACCOUNTS' INVESTMENT OBJECTIVES,
                           POLICIES AND RESTRICTIONS

     The investment objectives and policies applicable to the Variable Accounts are discussed in the Compass 2 and 3 Prospectuses. Certain Variable Accounts may engage in the following investment techniques: options; Futures Contracts; Options on Futures Contracts; Forward Foreign Currency Contracts; options on foreign currencies; loan participations and other direct indebtedness; and swaps and related transactions. These investment techniques and their risks are described in Appendix D hereto. The investment restrictions applicable to the Variable Accounts are discussed below.

Investment Restrictions That Apply to All Variable Accounts:

     The Variable Accounts may not:

     (1) Enter into repurchase agreements if, as a result of such agreement, more than 10% of the Variable Account's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

     (2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objectives and policies are not prohibited; and provided that this shall not prohibit WGVA and TRVA from lending securities in accordance with their objectives and policies; and provided that this shall not prevent MSVA from purchasing convertible debt instruments consistent with its investment objectives. As regards HYVA, TRVA, WGVA and MSVA, the purchase of a portion or all of an issue of debt securities shall not be considered the making of a loan.

     (3) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of any Variable Account's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Variable Account will, within three business days, reduce its indebtedness to the extent necessary. The Variable Accounts will not borrow for leverage purposes. The Variable Accounts will not purchase any investments while borrowings are outstanding.

     (4) Make short sales of securities or purchase any securities on margin except to obtain such short term credits as may be necessary for the clearance of transactions; provided that this shall not prevent CAVA, GSVA, WGVA, or MSVA from making margin deposits in connection with options, Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies; and provided that this shall not prevent TRVA or MSVA from selling a security which it does not own if, by virtue of its ownership of other securities, the Account has, at the time of sale, a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions.

     (5) Write, purchase or sell puts, calls or combinations thereof; provided that this shall not prevent CAVA, GSVA, WGVA or MSVA from writing, purchasing and selling puts, calls or combinations thereof in accordance with their objectives and policies; and further provided that this shall not prevent CAVA, GSVA, WGVA and MSVA from purchasing, owning, holding or selling contracts for the future delivery of securities or currencies. Warrants and convertible securities may be purchased and sold by the Variable Account; however, except as to TRVA where the grantor of warrants is the issuer of the underlying securities, no more than 5% of the Variable Account's total assets may consist of warrants and no more than 5% of the Variable Account's total assets may consist of convertible securities. A warrant is a certificate entitling the Variable Account to purchase a specified amount of securities at a specified time at a specified price. A convertible security is a bond, debenture or preferred security which may be exchanged by the Variable Account for common stock or another security. With respect to warrants, the risk exists that the market value of the underlying security will not exceed or equal the exercise price at some time during the exercise period.

     (6) Purchase or retain the securities of any issuer if any of the members of the Board of Managers of the Variable Account or the directors and officers of the Company or MFS own beneficially more than one-half of one percent (.50%) of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (7) Invest for the purpose of exercising control or management of another issuer.

     (8) Invest in commodities or commodity futures contracts or in real estate; except that this shall not prevent CAVA, GSVA, WGVA or MSVA from writing, selling or purchasing Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies, or from holding or selling real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities in accordance with their investment objectives and policies.

     (9) Invest in oil, gas or other mineral exploration or development programs.

     (10) Purchase securities of other investment companies; except that GSVA may purchase Government-related Securities in accordance with its investment objectives and policies; and except, as regards TRVA, WGVA and MSVA, by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that MSVA shall not purchase the securities of any investment company if such purchase at the time thereof would cause more than 10% of the Account's total assets (taken at market value) to be invested in the securities of such issuers; and provided, further, that the Accounts shall not purchase securities issued by any open-end investment company.

     (11) Underwrite securities issued by others except to the extent the Variable Account may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities as defined in the Investment Company Act of 1940 except as permitted in restriction (3) above. For the purpose of this restriction as it applies to CAVA, GSVA, WGVA and MSVA, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies, and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

     With the exception of repurchase agreements, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Investment Restrictions That Apply Only to MMVA:

     MMVA will operate under the general investment restrictions described above. In addition, MMVA will not:


     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in securities of that issuer.


     (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).



     (3) Concentrate more than 25% of the value of its assets in any one industry, provided that the restriction shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or certificates of deposit or securities issued or guaranteed by domestic banks (See "Money Market Variable Account" for a description of such securities).


     (4) Purchase equity securities, voting securities or local or state government securities.

     (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements).

Investment Restrictions That Apply Only To HYVA:

     HYVA will operate under the general investment restrictions described above. In addition, HYVA will not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if, as a result of such purchase, more than 10% of the value of its assets would be invested in securities of that issuer.

     (2) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.


     (3) Invest more than 10% of its total assets in securities of issuers which are not readily marketable.


Investment Restrictions That Apply Only To CAVA:

     CAVA will operate under the general investment restrictions described above. In addition, CAVA will not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in the securities of that issuer.

     (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

     (4) Invest more than 10% of its total assets in securities of issuers which are not readily marketable.

Investment Restrictions That Apply Only To GSVA:

     GSVA will operate under the general investment restrictions described above. In addition, GSVA will not:


     (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in securities of that issuer.


     (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).


     (3) Purchase equity securities or voting securities.

     (4) Purchase interests in pools of mortgages evidenced by direct pass through mortgage certificates if, as a result of such purchase, more than 90% of the value of its assets would be evidenced by direct pass through mortgage certificates.

     (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

Investment Restrictions That Apply Only To TRVA:

     TRVA will operate under the general investment restrictions described above. In addition, TRVA will not:

     (1) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objectives, up to 25% of its assets, taken at market value at the time of each investment, may be invested in any one industry.

     (2) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

     (3) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Account, or purchase secu-rities of any issuer if such purchase, at the time thereof, would cause the Account to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

Investment Restrictions That Apply Only To WGVA:

     WGVA will operate under the general investment restrictions described above. In addition, WGVA will not:

     (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if such purchase, at the time thereof, would cause more than 10% of the voting securities of such issuer to be held by the Account.


Investment Restrictions That Apply Only To MSVA:

     MSVA will operate under the general investment restrictions described above. In addition, MSVA will not:

     (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if, as to 50% of the Account's total assets, such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

     (2) Purchase voting securities of any issuer if, as to 50% of the value of the Account's assets, such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Account.


                      MANAGEMENT OF THE VARIABLE ACCOUNTS

Boards of Managers

     Each Variable Account is under the general supervision of a Board of Managers. The members of each Board of Managers were initially selected by the Company, but in the future will be elected by Owners and other persons entitled to vote (See "Voting Rights" in the Prospectus). Members of all seven Boards of Managers and officers of each of the Variable Accounts are the same. Their positions with the Accounts, dates of birth, business addresses and principal occupations during the last five years are listed below.




                                                     Principal Occupations
       Members and Officers                          During Past Five Years
--------------------------------- -----------------------------------------------------------
Samuel Adams, Member              He is an attorney and a partner in the law firm of Warner
 (born 10/19/25)                  & Stackpole.
75 State Street
Boston, Massachusetts 02106

J. Kermit Birchfield              He is a consultant; Chairman of Display Tech, Inc.
 (born 1/8/40)                    (manufacturer of liquid crystal display technology);
33 Way Road                       Managing Director of Century Partners, Inc.
Gloucester, Massachusetts 01930   (investments); Director of HPSC, Inc. (medical financing);
                                  Director of Dairy Mart Convenience Stores, Inc.; Director
                                  of Intermountain Gas Company, Inc.; former Senior Vice
                                  President and General Counsel for M/A Com, Inc.
                                  (manufacturer of microwave communications equipment)
                                  (prior to December 1995).

William R. Gutow                  He is a private investor; real estate consultant; Vice
 (born 9/27/41)                   Chairman of Capital Entertainment (Blockbuster Video
3102 Maple Avenue, #100           Franchise).
Dallas, Texas 75201

                                                        Principal Occupations
         Members and Officers                           During Past Five Years
------------------------------------- ---------------------------------------------------------
David D. Horn*, Member                He is a former Senior Vice President and General
 (born 6/7/41)                        Manager of Sun Life Assurance Company of Canada
56 Pickney Street                     (U.S.).
Boston, Massachusetts 02114

Derwyn F. Phillips, Member            He is retired. Formerly Vice Chairman of The Gillette
 (born 8/31/30)                       Company.
One Cliff Street
Marblehead, Massachusetts 01945

Garth Marston, Member                 He is former Chairman and Chief Executive Officer of the
 (born 4/28/26)                       Provident Institution for Savings.
90 Beacon Street
Boston, Massachusetts 02108

John D. McNeil*, Chairman and         He is Chairman and a Director of Sun Life Assurance
 Member                               Company of Canada, Sun Life Assurance Company of
 (born 2/17/34)                       Canada (U.S.) and Sun Life Insurance and Annuity
150 King Street West                  Company of New York.
Toronto, Ontario, Canada M5H 1J9

Stephen E. Cavan*, Secretary          He is a Senior Vice President, General Counsel and
 (born 11/6/53)                       Assistant Secretary of Massachusetts Financial Services
500 Boylston Street                   Company.
Boston, Massachusetts 02116

James R. Bordewick, Jr.*, Assistant   He is a Senior Vice President and Associate General
 Secretary                            Counsel of Massachusetts Financial Services Company.
 (born 3/6/59)
500 Boylston Street
Boston, Massachusetts 02116


---------------------
* Interested persons as defined in the Investment Company Act of 1940.


     All Members of the Boards of Managers and officers of the Variable Accounts who are associated with Sun Life (Canada) and its subsidiaries will continue in their present positions with these companies. The Variable Accounts pay no remuneration to Members of the Boards of Managers who also serve as officers of Sun Life (Canada) or its affiliates. The Members who are not affiliated with Sun Life Assurance Company of Canada, received from $716 to $1,430 annually from each Variable Account depending on attendance at meetings.

                          Trustee Compensation Table




                                                                   Total Trustee Fees
                                      Trustee Fees from        from the Variable Accounts
            Trustee               each Variable Account(1)        and Fund Complex(2)
------------------------------   --------------------------   ---------------------------
Samuel Adams .................             $1,286                       $36,000
J. Kermit Birchfield .........                929                        26,000
William Gutow ................                929                        54,683
David D. Horn ................                  0**                           0**
John D. McNeil ...............                  0**                           0**
Garth Marston ................              1,286                        36,000
Derwyn F. Phillips ...........              1,179                        33,000



---------------------
(1) For the year ended December 31, 1997.

(2) Information provided for calendar year 1997. All Trustees receiving compensation from the Variable Accounts served as Trustees of 27 funds within the MFS fund complex, having aggregate net assets at December 31, 1997 of $9.1 billion, except Mr. Gutow, who served as Trustee of 46 funds within the MFS complex (having aggregate net assets at December 31, 1997, of approximately $10.7 billion).

** Messrs. Horn and McNeil were affiliated with MFS and received no compensation from the Variable Accounts. Beginning in each Account's current fiscal year, Mr. Horn receives compensation from the Account for his services as a member of the Board of Managers.


Investment Adviser


     Massachusetts Financial Services Company ("MFS" or the "Adviser") is the investment manager for each of the Variable Accounts. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, MFS/Sun Life Series Trust and certain other investment companies established or distributed by MFS and/or its affiliates. MFS Institutional Advisors, Inc., a subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States.

     MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life (Canada). MFS operates as an autonomous organization and the obligation of performance with respect to the investment management agreements is solely that of MFS. The Company undertakes no obligation in this respect.


     John D. McNeil, Chairman and a Member of the Boards of Managers of the Variable Accounts, is Chairman and a Director of the Company and a Director of MFS.

(1) Investment Management Agreements

     MFS manages each Variable Account pursuant to an Investment Management Agreement ("Agreement"). Each Agreement provides that MFS shall act as the Variable Account's investment adviser and manage its investments.

     MFS is paid maximum investment management fee for each Variable Account as follows:




                                   Investment Management Fee as a
 Variable Account              % of Average Daily Net Assets ("ADNA")
------------------   ----------------------------------------------------------
MMVA                 0.50%
GSVA                 0.55% of first $300 million in ADNA and 0.495% of ADNA in
                     excess of $300 million
HYVA                 0.75% of first $300 million in ADNA and 0.675% of ADNA in
CAVA                 excess of $300 million
WGVA
TRVA
MSVA

     Each Variable Account pays its respective fees and expenses of the Board of Managers, independent certified public accountants, counsel, and custodian, the cost of reports and notices to owners of contracts, brokerage commissions and transaction costs, foreign and domestic taxes and registration fees. MFS has undertaken to reimburse each Variable Account whose operating expenses, excluding taxes, extraordinary expenses and brokerage and transaction costs, and excluding the mortality and expense risk charges and contract maintenance charges payable to the Company, exceed 1.25% of the average daily net assets of the Variable Account for the calendar year. No reimbursements were made in 1995, 1996 or 1997. The investment management fees paid by the Variable Accounts during 1995, 1996 and 1997, respectively, were as follows:





                      Management                 Management                Management
                    Fees Paid for              Fees Paid for              Fees Paid for
                     fiscal year                fiscal year                fiscal year
 Variable Account     ended 1997     % ADNA      ended 1996     % ADNA     ended 1995     % ADNA
------------------ --------------- ---------- --------------- ---------- -------------- ----------
MMVA .............    $  639,020       0.50%     $  734,295       0.50%    $  878,426       0.50%
GSVA .............     1,159,662       0.55       1,360,942       0.55      1,510,782       0.55
HYVA .............     1,428,572       0.75       1,416,024       0.75      1,467,065       0.75
CAVA .............     4,299,068       0.71       3,818,062       0.75      3,366,566       0.75
WGVA .............       200,641       0.75         252,025       0.75        281,714       0.75
TRVA .............     2,247,413       0.75       2,058,627       0.75      1,834,114       0.75
MSVA .............       836,134       0.75         674,276       0.75        569,227       0.75


(2) Administrator


     MFS provides the Variable Accounts with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, each Variable Account pays MFS an administrative fee up to 0.015% per annum of the Variable Account's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period March 1, 1997 to December 31, 1997, MFS received fees under this Agreement as follows:





CAVA .........    $71,615
GSVA .........     24,486
HYVA .........     22,104
MSVA .........     13,312
MMVA .........     15,246
TRVA .........     35,404
WGVA .........      3,075


(3) Portfolio Transactions


     MFS, in placing orders for any purchases and sales of portfolio securities for the Variable Accounts, will select broker-dealer firms by giving primary consideration to the quality, quantity and nature of the firms' professional services, which include execution, clearance procedures and market, statistical and other research information provided to the Variable Accounts, MFS and its affiliates. Any research benefits provided by broker-dealers may be available for all clients of MFS or its affiliates, which may include the Company, Sun Life (Canada) and Sun Life Insurance and Annuity Company of New York. Consistent with the foregoing primary consideration and the Conduct Rules of the National Association of Securities Dealers, Inc., MFS may consider sales of the Contracts and other contracts participating in the Variable Accounts as a factor in the selection of such broker-dealer firms. While MFS will be primarily responsible for the allocation of the brokerage business of each of the Variable Accounts, the policies and practices of MFS in this regard must be consistent with the foregoing and will at all times be subject to review by the Boards of Managers of the Variable Accounts. Brokerage commissions paid by certain Variable Accounts during 1995, 1996 and 1997 were as follows:

                            Brokerage Commissions Paid
                     -----------------------------------------
 Variable Account         1995           1996          1997
------------------   -------------   -----------   -----------
CAVA .............   $1,372,000      $765,000      $857,057
HYVA .............            0             0         2,824
TRVA .............      183,000       236,000        86,763
MSVA .............      291,000       264,000       233,940



     No commissions were paid by MMVA, GSVA or WGVA in 1995, 1996 and 1997.


     See Appendix E for transactions in securities of regular broker-dealers and affiliates of regular broker-dealers for the Accounts.


     At times investment decisions may be made to purchase or sell the same security for one or more Variable Accounts and for one or more of the other client portfolios managed by MFS or its advisory affiliate. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. At other times one such client may be purchasing the same security that another client is selling. In this event MFS has discretion to place both such orders with broker-dealers or to arrange for the completion of the transaction between the clients without the use of broker-dealers. The Boards of Managers of the Variable Accounts have authorized MFS to arrange for the Variable Accounts to purchase securities from or to sell securities to another investment company for which MFS or its advisory affiliate serves as investment adviser.

     In addition to using broker-dealers to execute portfolio securities transactions for the Variable Accounts, MFS and/or Clarendon Insurance Agency, Inc., the distributor of the Contracts and a wholly-owned subsidiary of the Company, may enter into other types of business transactions with broker-dealers relating to the distribution of the Contracts. These other transactions will be unrelated to the allocation of the Variable Accounts' portfolio securities transactions.



                              ANNUITY PROVISIONS

Determination of Annuity Payments

     On the Annuity Commencement Date the Contract's Accumulation Account will be canceled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

     The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Variable Account credited to the Contract by the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

     For a description of fixed annuity payments see Appendix A.

     For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

Annuity Unit Value

     The Annuity Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor (See "Net Investment Factor" in the Prospectus) for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. This factor is
0.99989255 for a one day Valuation Period.

     For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.


                         OTHER CONTRACTUAL PROVISIONS

Owner and Change of Ownership

     The Contract shall belong to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/Participant to exercise certain contract rights and privileges.

     Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or
(5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

     The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, although such change may result in the imposition of tax (see "Federal Tax Status Taxation of Annuities in General"). A change of ownership will not be binding upon the Company until written notification is received by the Company. Once received by the Company the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

Designation and Change of Beneficiary

     The Beneficiary designation contained in the application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

     Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed by the Owner.

Custodian

     The Custodian of the assets of the Variable Accounts is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

     The Custodian's responsibilities include safekeeping and controlling the Variable Accounts' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Variable Accounts' investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating Accumulation Unit and Annuity Unit values. The Custodian does not determine the investment policies of the Variable Accounts or decide which securities the Variable Accounts will buy or sell. The Variable Accounts may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve--Treasury Department Book Entry System or the Depository Trust Company.


                              FEDERAL TAX STATUS

Introduction


     The Contracts described in the Prospectuses are designed for use in connection with retirement plans that may or may not be qualified plans under Sections 401, 403, 408 or 408A or, in the case of Compass 2 Contracts, Section 457 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary depends on the Company's tax status, upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of current federal income tax laws (including recently enacted amendments), and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


Tax Treatment of the Company and the Variable Accounts

     The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Accounts are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Accounts are not separately taxable as regulated investment companies or otherwise as taxable entities separate from the Company. Under existing federal income tax laws, the income (consisting primarily of interest, dividends, and net capital gains) of the Variable Accounts, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

Taxation of Annuities in General

     Generally, no tax is imposed on the increase in the value of a Contract held by an individual Owner until distribution occurs, either as annuity payments under the annuity option elected or in the form of cash withdrawals or lump-sum payments prior to the Annuity Commencement Date.

     Corporate Owners and other Owners that are not natural persons (other than the estate of a decedent Owner) are subject to current taxation on the annual increase in the value of a Non-Qualified Contract's Accumulation Account. This rule does not apply where a non-natural person holds the Contract as agent for a natural person (such as where a bank holds a Contract as trustee under a trust agreement). This provision does not apply to earnings accumulated under an immediate annuity (as defined below). This provision applies to earnings on Purchase Payments made after February 28, 1986.

     The following discussion of annuity taxation applies only to contributions (and attributable earnings) made to Non-Qualified Contracts after August 13, 1982. If an Owner has made contributions before August 14, 1982 to another annuity contract and exchanges that contract for this Contract, then different tax treatment will apply to the contributions (and attributable earnings) made before August 14, 1982.

For example, non-taxable principal may be withdrawn before taxable earnings and the 10% penalty tax for early withdrawal is not applicable.

     In the case of a Non-Qualified Contract (other than a Contract issued in exchange for a contract issued prior to August 14, 1982, as discussed above), a partial cash withdrawal (that is, a withdrawal of less than the entire value of the Contract's Accumulation Account), must be treated first as a withdrawal from the excess of the Accumulation Account's value over the Contract's cost basis. The amount of the withdrawal so allocable will be includible in the Owner's income. Similarly, if an individual receives a loan under a Contract or if the Contract is assigned or pledged as collateral for a loan, the amount of the loan or the amount assigned or pledged must be treated as if withdrawn from the Contract. (For Non-Qualified Contracts entered into after October 21, 1988 (or any annuity contract entered into on or before such date that is exchanged for a Non-Qualified Contract issued after such date), any withdrawal or loan amount that is includible in the Owner's income will increase the Contract's cost basis. Repayment of a loan or payment of interest on a loan will not affect the Contract's cost basis. For these purposes the Contract's Accumulation Account value will not be reduced by the amount of any loan, assignment, or pledge of the Contract. In addition, all non-qualified deferred annuity contracts that are issued by the Company to the same Owner during any calendar year will be treated as a single annuity contract. Therefore, the proceeds of a withdrawal or loan from, or assignment or pledge of, one or more such contracts will be fully includible in the Owner's income to the extent of the aggregate excess of the accumulation account values over the cost bases of all such contracts entered into during the calendar year).

     The taxable portion of a cash withdrawal or a lump-sum payment prior to the Annuity Commencement Date is subject to tax at ordinary income rates. In the case of payments after the Annuity Commencement Date under the annuity option elected, a portion of each payment generally is taxable at ordinary income rates. The nontaxable portion is determined by applying to each payment an "exclusion ratio" which is the ratio that the cost basis of the Contract bears to the expected return under the Contract. The remainder of the payment is taxable.

     The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the cost basis in the Contract. If an Annuitant survives for his full life expectancy so that the Payee recovers the entire basis in the Contract, any subsequent annuity payment after basis recovery will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire basis, the Payee will be allowed a deduction for the amount of the unrecovered basis. This limitation applies to distributions made under a Contract with an Annuity Commencement Date after December 31, 1986.

     In the case of Non-Qualified Contracts, taxable cash withdrawals and lump-sum payments will be subject to a 10% penalty, except in the circumstances described below. This 10% penalty also affects certain annuity payments. In a situation where this penalty applies, the recipient's tax for the tax year in which the amount is received shall be increased by an amount equal to 10% of the portion of the amount which is includible in the recipient's gross income. This penalty will not apply to distributions which are: (a) made after the Owner has reached age 59-1/2; (b) made to a Beneficiary or to the estate of the Owner upon the death of the Owner; (c) attributable to the Owner's becoming disabled, so as to be unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;
(d) allocable to Purchase Payments made before August 14, 1982; or (e) one of a series of substantially equal periodic payments made for the life of the Owner or over the joint lives of the Owner and a designated beneficiary. In the case of this last exception payments cannot be made less frequently than annually. Further, any modification of the payment schedule before the later of five years after payments commence or the Owner reaching age 59-1/2 will trigger the penalty tax with respect to current and prior distributions (plus, in the case of prior distributions, interest thereon). The withdrawal penalty does not apply to distributions under an immediate annuity (defined as a single premium contract with an annuity commencement date within one year of the date of purchase). In the case of Contracts issued prior to January 18, 1985, the penalty on taxable cash withdrawals and lump sum distributions will not apply if the amount withdrawn is allocable to a Purchase Payment made prior to the preceding ten year period.

For this purpose, a "first in, first out" rule is used, so that the earliest Purchase Payment with respect to which amounts have not been previously fully allocated will be deemed to be the source of the amount.

     If the Owner of a Non-Qualified Contract dies before the Annuity Commencement Date, the entire value of the Contract's Accumulation Account must be either (1) distributed within five years after the date of death of the Owner, or (2) distributed over some period not greater than the expected life of the designated Payee, with annuity payments beginning within one year after the date of death of the Owner. These distribution requirements will not apply where the spouse of the Owner is the designated Beneficiary; rather, in such a case, the Contract may be continued in the name of the spouse as Owner. If the Owner/Annuitant dies on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect. In the case of Contracts issued prior to January 18, 1985, these rules regarding distributions upon the death of the Owner or the Annuitant will not apply. In the case of Contracts issued after April 22, 1987, where the Owner of a Contract is not an individual, the rules requiring distributions upon the death of the Owner will be applied with respect to the Annuitant, resulting in income to the Payee. In such a case, a change in the Annuitant would be treated as the death of the Owner. Distributions required due to the death of the Owner (or, where the Owner is not an individual, to the death of the Annuitant) will not be subject to the 10% penalty on premature distributions. A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon death.

     A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the excess of the cash surrender value over the Contract's cost basis. This provision applies to Contracts issued after April 22, 1987.

     In the case of Qualified Contracts, distributions made prior to age 59-1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued for use with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

     In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and individual retirement accounts.

     Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

     The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying non-qualified variable contracts. Contracts that do not comply with these regulations do not qualify as "annuities" for income tax purposes. The Internal Revenue Service has issued Regulations containing diversification requirements for segregated asset accounts and mutual fund series underlying non-qualified variable contracts. The Regulations provide generally that a segregated asset account (such as the Vari-able Accounts) will be adequately diversified if (1) not more than 55% of its total assets are invested in the securities of one issuer, (2) not more than 70% of its total assets are invested in the securities of two issuers, (3) not more than 80% of its total assets are invested in the securities of three issuers, and (4) not more than 90% of its total assets are invested in the securities of four issuers. In the case of "government securities," each United States government agency or instrumentality is treated as a separate issuer. "Government securities" include any security that is issued or guaranteed by the United States or an instrumentality of the United States and related options, Futures Contracts and Options on Futures Contracts. The Company believes the Variable Accounts comply with the Regulations.

     The preamble to the Regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract or the Variable Accounts) necessary to comply with the guidelines.


                        ADMINISTRATION OF THE CONTRACTS

     The Company performs certain administrative functions relating to the contracts participating in the Variable Accounts and the Variable Accounts. These functions include, among other things, maintaining the books and records of the Variable Accounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, the status of the accumulation account under each contract and other pertinent information necessary to the administration and operation of the contracts.


                         DISTRIBUTION OF THE CONTRACTS


     The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 5.11% of the Purchase Payments under Compass 2 Contracts and 6.11% of the Purchase Payments under Compass 3 Contracts. In addition, after the first Contract Year broker dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.20% of the Contract's Accumulation Account value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts offered by the Company. Commissions will not be paid with respect to Contracts established for the personal accounts of employees of the Company or any of its affiliates or of persons engaged in the distribution of the Contracts. During 1995, 1996, and 1997, the following approximate amounts were paid to and retained by Clarendon in connection with the distribution of Compass 2 and Compass 3 Contracts participating in the Variable Accounts:





                           1995          1996          1997
                       -----------   -----------   -----------
Compass 2 ..........   $244,000      $208,000      $168,000
Compass 3 ..........    542,000       576,000       560,000


                                 LEGAL MATTERS


     The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by Margaret Sears Meade, Assistant Vice President and Secretary of the Company. Covington & Burling, Washington, D.C. have advised the Company on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts and federal income tax laws applicable to the Contracts.

                     ACCOUNTANTS AND FINANCIAL STATEMENTS

     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Accounts' independent certified public accountants providing auditing and other professional services.


     The financial statements of the Company are included in this SAI.

     The financial statements of the Variable Accounts are incorporated in this SAI by reference from the Variable Accounts' Annual Report to contract owners for the year ended December 31, 1997. These financial statements of the Variable Accounts have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.


     The financial statements of the Variable Accounts reflect units outstanding and expenses incurred under both Compass 2 and Compass 3 Contracts, which impose different contract charges (see "Contract Charges" in the Prospectuses and Note 3 to the financial statements of the Variable Accounts).

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)


Statutory Statements of Admitted Assets, Liabilities and
Capital Stock and Surplus



                                                                                December 31,
                                                                      ---------------------------------
                                                                            1997              1996
                                                                      ---------------   ---------------
                                                                                 (in 000's)
Admitted Assets
 Bonds                                                                 $ 1,910,699       $ 2,170,103
 Common stocks                                                             117,229           144,043
 Mortgage loans on real estate                                             684,035           938,932
 Properties acquired in satisfaction of debt                                22,475            23,391
 Investment real estate                                                     78,426            76,995
 Policy loans                                                               40,348            40,554
 Cash and short-term investments                                           544,418           148,059
 Other invested assets                                                      55,716            51,378
 Premiums and annuity considerations due and uncollected                     9,203            11,282
 Investment income due and accrued                                          39,279            68,191
 Receivable from parent, subsidiaries and affiliates                        28,825            40,829
 Funds withheld on reinsurance assumed                                     982,653           878,798
 Other assets                                                                1,841             1,343
                                                                       -----------       -----------
 General account assets                                                  4,515,147         4,593,898
 Separate account assets
  Unitized                                                               9,068,021         6,919,219
  Non-unitized                                                           2,343,877         2,108,835
                                                                       -----------       -----------
 Total Admitted Assets                                                 $15,927,045       $13,621,952
                                                                       ===========       ===========
Liabilities
 Aggregate reserve for life policies and contracts                     $ 2,188,243       $ 2,099,980
 Supplementary contracts                                                     2,247             2,205
 Policy and contract claims                                                  2,460             2,108
 Policyholders' dividends and coupons payable                               32,500            27,500
 Liability for premium and other deposit funds                           1,450,705         1,898,309
 Surrender values on cancelled policies                                        215                72
 Interest maintenance reserve                                               33,830            28,675
 Commissions to agents due or accrued                                        2,826             3,245
 General expenses due or accrued                                             7,202             4,654
 Transfers from Separate Accounts due or accrued                          (284,078)         (232,743)
 Taxes, licenses and fees accrued, excluding federal income taxes              105               342
 Federal income taxes due or accrued                                        58,073            49,479
 Unearned investment income                                                     34                19
 Amounts withheld or retained by company as agent or trustee                    47                27
 Remittances and items not allocated                                         1,363             1,359
 Borrowed money                                                            110,142            58,000
 Asset valuation reserve                                                    47,605            53,911
 Payable for securities                                                     27,104            22,177
 Other liabilities                                                           1,959             7,561
                                                                       -----------       -----------
 General account liabilities                                             3,682,582         4,026,880
 Separate account liabilities
  Unitized                                                               9,067,891         6,919,094
  Non-unitized                                                           2,343,877         2,108,835
                                                                       -----------       -----------
 Total liabilities                                                      15,094,350        13,054,809
                                                                       -----------       -----------
Capital Stock and Surplus
 Capital stock par value $1,000; Authorized, 10,000 shares;
   issued and outstanding, 5,900 shares                                      5,900             5,900
                                                                       -----------       -----------
 Surplus notes                                                             565,000           315,000
 Gross paid in and contributed surplus                                     199,355           199,355
 Unassigned funds                                                           62,440            46,888
                                                                       -----------       -----------
 Surplus                                                                   826,795           561,243
                                                                       -----------       -----------
 Total capital stock and surplus                                           832,695           567,143
                                                                       -----------       -----------
 Total Liabilities, Capital Stock and Surplus                          $15,927,045       $13,621,952
                                                                       ===========       ===========


                  See notes to statutory financial statements.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)


Statutory Statements of Operations




                                                                     Years ended December 31,
                                                           ---------------------------------------------
                                                                1997            1996            1995
                                                           -------------   -------------   -------------
                                                                            (in 000's)
Income:
 Premiums and annuity considerations                       $ 270,700       $ 282,466       $ 279,407
 Deposit-type funds                                        2,155,298       1,775,230       1,545,542
 Considerations for supplementary contracts without
   life contingencies and dividend accumulations               1,615           2,340           1,088
 Net investment income                                       270,249         303,753         312,872
 Amortization of interest maintenance reserve                  1,166           1,557           1,025
 Net gain from operations from Separate Accounts                   5              --              --
 Other income                                                 86,123          71,903          57,864
                                                           ----------      ----------      ----------
 Total                                                     2,785,156       2,437,249       2,197,798
                                                           ----------      ----------      ----------
Benefits and Expenses:
 Death benefits                                               17,284          12,394          15,317
 Annuity benefits                                            148,135         146,654         140,497
 Surrender benefits and other fund withdrawals             1,854,004       1,507,263       1,074,396
 Interest on policy or contract funds                            699           2,205             739
 Payments on supplementary contracts without life
   contingencies and of dividend accumulations                 1,687           2,120           1,888
 Increase in aggregate reserves for life and accident
   and health policies and contracts                         127,278         162,678         171,975
 Increase (decrease) in liability for premium and other
   deposit funds                                            (447,603)       (392,348)         13,553
 Increase (decrease) in reserve for supplementary
   contracts without life contingencies and for
   dividend and coupon accumulations                              42             327            (663)
                                                           ----------      ----------      ----------
 Total                                                     1,701,526       1,441,293       1,417,702
 Commissions on premiums and annuity
   considerations (direct business only)                     132,700         109,894          88,037
 Commissions and expense allowances on
   reinsurance assumed                                        17,951          18,910          22,012
 General insurance expenses                                   47,102          37,206          34,580
 Insurance taxes, licenses and fees, excluding federal
   income taxes                                                7,790           8,431           7,685
 Increase (decrease) in loading on and cost of
   collection in excess of loading on deferred and
   uncollected premiums                                          523             901          (1,377)
 Net transfers to separate accounts                          734,373         678,663         551,784
                                                           ----------      ----------      ----------
 Total                                                     2,641,965       2,295,298       2,120,423
                                                           ----------      ----------      ----------
 Net gain from operations before dividends to
   policyholders and federal income taxes                    143,191         141,951          77,375
 Dividends to policyholders                                   33,316          29,189          25,722
                                                           ----------      ----------      ----------
 Net gain from operations after dividends to
   policyholders and before federal income taxes             109,875         112,762          51,653
 Federal income tax expense (benefit) (excluding tax
   on capital gains)                                          10,742          (2,702)         17,807
                                                           ----------      ----------      ----------
 Net gain from operations after dividends to
   policyholders and federal income taxes and before
   realized capital gains                                     99,133         115,464          33,846
 Net realized capital gains less capital gains tax and
   transfers to the interest maintenance reserve
                                                              30,109           7,560           2,069
                                                           ----------      ----------      ----------
Net income                                                 $ 129,242       $ 123,024       $  35,915
                                                           ==========      ==========      ==========


                  See notes to statutory financial statements.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)


Statutory Statements of Changes in Capital Stock and Surplus





                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                         1997            1996           1995
                                                    -------------   -------------   -----------
                                                                    (in 000's)
Capital and surplus, beginning of year               $  567,143      $  792,452     $455,489
                                                     ----------      ----------     --------
Net income                                              129,242         123,024       35,915
Change in net unrealized capital gains                    1,153          (1,715)       2,009
Change in non-admitted assets and related items            (463)             67       (2,270)
Change in reserve on account of change in
 valuation basis                                         39,016              --           --
Change in asset valuation reserve                         6,306         (11,812)     (13,690)
Other changes in surplus in Separate Accounts
 Statement                                                   --             100       (4,038)
Change in surplus notes                                 250,000        (335,000)     315,000
Dividends to stockholder                               (159,722)             --           --
Miscellaneous gains in surplus                               20              27        4,037
                                                     ----------      ----------     --------
Net change in capital and surplus for the year          265,552        (225,309)     336,963
                                                     ----------      ----------     --------
Capital and surplus, end of year                     $  832,695      $  567,143     $792,452
                                                     ==========      ==========     ========



                  See notes to statutory financial statements.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)


Statutory Statements of Cash Flow





                                                                     Years Ended December 31,
                                                           ---------------------------------------------
                                                                1997            1996            1995
                                                           -------------   -------------   -------------
                                                                            (in 000's)
Cash Provided
 Premiums, annuity considerations and deposit funds
   received                                                $2,427,554      $2,059,577      $1,826,456
 Considerations for supplementary contracts and
   dividend accumulations received                              1,615           2,340           1,088
 Net investment income received                               323,199         324,914         374,398
 Other income received                                         81,701          88,295          25,348
                                                           ----------      ----------      ----------
Total receipts                                              2,834,069       2,475,126       2,227,290
                                                           ----------      ----------      ----------
 Benefits paid (other than dividends)                       2,020,615       1,671,483       1,231,936
 Insurance expenses and taxes paid (other than
   federal income and capital gains taxes)                    203,650         172,015         150,463
 Net cash transferred to Separate Accounts                    785,708         755,605         568,188
 Dividends paid to policyholders                               28,316          22,689          17,722
 Federal income tax (recoveries) payments (excluding
   tax on capital gains)                                        1,397         (15,363)        (20,655)
 Other--net                                                       699           2,205             739
                                                           ----------      ----------      ----------
Total payments                                              3,040,385       2,608,634       1,948,393
                                                           ----------      ----------      ----------
Net cash from operations                                     (206,316)       (133,508)        278,897
                                                           ----------      ----------      ----------
 Proceeds from long-term investments sold, matured
   or repaid (after deducting taxes on capital gains of
   $750,449, $1,554,873 and $8,610,951)                     1,343,803       1,768,147       1,658,655
 Issuance of surplus notes                                    250,000        (335,000)        315,000
 Other cash provided                                          117,297         147,956         419,446
                                                           ----------      ----------      ----------
Total cash provided                                         1,711,100       1,581,103       2,393,101
                                                           ----------      ----------      ----------
Cash Applied
 Cost of long-term investments acquired                       773,721       1,318,880       1,749,714
 Other cash applied                                           334,704         177,982         796,207
                                                           ----------      ----------      ----------
Total cash applied                                          1,108,425       1,496,862       2,545,921
                                                           ----------      ----------      ----------
Net change in cash and short-term investments                 396,359         (49,267)        126,077
Cash and short term investments
Beginning of year                                             148,059         197,326          71,249
                                                           ----------      ----------      ----------
End of year                                                $  544,418      $  148,059      $  197,326
                                                           ==========      ==========      ==========


                  See notes to statutory financial statements.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements
Years Ended December 31, 1997, 1996 and 1995


1. Description of Business and Summary of Significant Accounting Policies

General

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with the Company's ultimate parent, Sun Life Assurance Company of Canada ("SLOC"). SLOC is a mutual life insurance company.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of SLOC. Prior to December 18, 1997 Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

Invested Assets and Related Reserves

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


1. Description of Business and Summary of Significant Accounting Policies (continued)


Policy and Contract Reserves

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

Income and Expenses

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

Separate Accounts

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $284,078,000 in 1997 and $232,743,000 in 1996.

Changes in Accounting Principles and Reporting

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with a preferable prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


1. Description of Business and Summary of Significant Accounting Policies (continued)


Other

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.


2.  Investments in Subsidiaries

The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited, ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), and Sun Life Finance Corporation ("Sunfinco").

On October 30, 1997, the Company established a wholly-owned special purpose corporation, Sun Life of Canada (U.S.) SPE 97-1, Inc. (SPE 97-1). SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS"). On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction the Company realized a gain of $21,195,000 of undistributed earnings.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

On December 31, 1997, the Company purchased all of the outstanding shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC issues only individual disability income policies. Sundisco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. Sun Capital is a registered investment adviser. Sunfinco and Sunbesco are currently inactive. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which is scheduled for repayment on March 1, 1998, and is included in borrowed money. A $110,000,000 note was also issued by MFS on December 23, 1997 to the Company at an interest rate of 5.85% due on March 1, 1998 and is included in cash and short-term investments.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC which was repaid on February 10, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1997 and 1996 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


2.  Investments in Subsidiaries (continued)


During 1997, 1996, and 1995, the Company contributed capital in the following amounts to its subsidiaries:




                  1997            1996             1995
             -------------   --------------   -------------
MCIC         $2,000,000      $10,000,000      $6,000,000
SLFSL         1,000,000        1,500,000              --
SPE 97-1     20,377,000               --              --



Summarized combined financial information of the Company's subsidiaries as of December 31, 1997, 1996 and 1995 and for the years then ended, follows:




                                          December 31,
                       ---------------------------------------------------
                             1997              1996              1995
                       ---------------   ---------------   ---------------
                                           (in 000's)
Intangible assets       $          0      $      9,646      $     12,174
Other assets               1,190,951         1,376,014         1,233,372
Liabilities               (1,073,966)       (1,241,617)       (1,107,264)
                        ------------      ------------      ------------
Total net assets        $    116,985      $    144,043      $    138,282
                        ============      ============      ============
Total revenues          $    750,364      $    717,280      $    570,794
Operating expenses          (646,896)         (624,199)         (504,070)
Income tax expense           (43,987)          (42,820)          (31,193)
                        ------------      ------------      ------------
Net income              $     59,481      $     50,261      $     35,531
                        ============      ============      ============



3. Bonds

Investments in debt securities are as follows:



                                                                       December 31, 1997
                                                  -----------------------------------------------------------
                                                                      Gross          Gross
                                                    Amortized      Unrealized     Unrealized      Estimated
                                                       Cost           Gains        (Losses)       Fair Value
                                                  -------------   ------------   ------------   -------------
                                                                          (in 000's)
Long-term bonds:
 United States government and government
   agencies and authorities                       $  126,923        $  5,529       $     --     $  132,452
 States, provinces and political subdivisions         22,361           2,095             --         24,456
 Public utilities                                    398,939          35,338            (91)       434,186
 Transportation                                      214,130          22,000           (390)       235,740
 Finance                                             157,891           5,885           (120)       163,656
 All other corporate bonds                           990,455          52,678         (5,456)     1,037,677
                                                  ----------        --------       --------     ----------
  Total long-term bonds                            1,910,699         123,525         (6,057)     2,028,167
                                                  ----------        --------       --------     ----------
Short-term bonds:
 U.S. Treasury Bills, bankers acceptances
   and commercial paper                              431,032              --             --        431,032
 Affiliates                                          110,000              --             --        110,000
                                                  ----------        --------       --------     ----------
  Total short-term bonds                             541,032              --             --        541,032
                                                  ----------        --------       --------     ----------
Total bonds                                       $2,451,731        $123,525       $ (6,057)    $2,569,199
                                                  ==========        ========       ========     ==========

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


3. Bonds (continued)



                                                                      December 31, 1996
                                                  ----------------------------------------------------------
                                                                      Gross          Gross        Estimated
                                                    Amortized      Unrealized     Unrealized        Fair
                                                       Cost           Gains        (Losses)         Value
                                                  -------------   ------------   ------------   ------------
                                                                          (in 000's)
Long-term bonds:
 United States government and government
   agencies and authorities                       $  267,756        $ 12,272      $  (8,927)    $  271,101
 States, provinces and political subdivisions          2,253              20             --          2,273
 Foreign governments                                  18,812           1,351             --         20,163
 Public utilities                                    415,641          24,728         (1,223)       439,146
 Transportation                                      167,937          14,107         (2,243)       179,801
 Finance                                             290,024           7,914           (472)       297,466
 All other corporate bonds                         1,007,680          42,338        (14,496)     1,035,522
                                                  ----------        --------      ---------     ----------
  Total long-term bonds                            2,170,103         102,730        (27,361)     2,245,472
                                                  ----------        --------      ---------     ----------
 Short-term bonds:
 U.S. Treasury Bills, bankers acceptances
   and commercial paper                               88,754              --             --         88,754
 Affiliates                                           58,000              --             --         58,000
                                                  ----------        --------      ---------     ----------
  Total short-term bonds                             146,754              --             --        146,754
                                                  ----------        --------      ---------     ----------
Total bonds                                       $2,316,857        $102,730      $ (27,361)    $2,392,226
                                                  ==========        ========      =========     ==========



The amortized cost and estimated fair value of bonds at December 31, 1997 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.





                                                  December 31, 1997
                                            -----------------------------
                                              Amortized       Estimated
                                                 Cost         Fair Value
                                            -------------   -------------
                                                     (in 000's)
Maturities:
 Due in one year or less                    $  699,548      $  700,280
 Due after one year through five years         533,901         541,382
 Due after five years through ten years        270,607         286,651
 Due after ten years                           735,624         821,002
                                            ----------      ----------
                                             2,239,680       2,349,315
 Mortgage-backed securities                    212,051         219,884
                                            ----------      ----------
 Total bonds                                $2,451,731      $2,569,199
                                            ==========      ==========



Proceeds from sales and maturities of investments in debt securities during 1997, 1996, and 1995 were $980,264,000, $1,554,016,000, and $1,510,553,000, gross gains were $10,732,000, $16,975,000, and $24,757,000 and gross losses were $2,446,000, $10,885,000, and $5,742,000, respectively.

Bonds included above with an amortized cost of approximately $2,578,000 and $2,060,000 at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


4. Securities Lending

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. The total par value of securities out on loan was $0 and $51,537,000 at December 31, 1997 and 1996 respectively. Income resulting from this program was $200,000, $137,000 and $2,000 for the years ended December 31, 1997, 1996 and 1995, respectively.


5.  Mortgage Loans

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.





                        December 31,
                  -------------------------
                    1997          1996
                  -----------   -----------
                         (in 000's)
California        $119,122      $154,272
Massachusetts       58,981        79,929
Michigan            42,912        57,119
New York            45,696        67,742
Ohio                51,862        75,405
Pennsylvania        97,949       115,584
Washington          54,948        75,819
All other          212,565       313,062
                  --------      --------
                  $684,035      $938,932
                  ========      ========



The Company has restructured mortgage loans totaling $26,284,000 and $29,261,000 at December 31, 1997 and 1996, respectively, against which there are allowances for losses of $3,026,000 and $5,893,000, respectively.

Mortgage loans from Sun Life (U.S.)'s portfolio with an approximate book value of $53,188,000 were included in a transaction also involving loans from the portfolios of other SLOC entities with an aggregate book value of $256 million, whereby such loans were securitized for sale to the public markets.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $12,300,000 and $9,800,000 at December 31, 1997 and 1996, respectively.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


6. Investment Gains and Losses





                                                 Years Ended December 31,
                                         ----------------------------------------
                                             1997          1996           1995
                                         -----------   ------------   -----------
                                                        (in 000's)
Net realized gains (losses)
Bonds                                     $  2,882       $  5,631      $  3,935
Common stock of affiliates                  21,195             --            --
Mortgage loans                               3,837            763           292
Real estate                                  2,912            599           391
Other invested assets                         (717)           567        (2,549)
                                          --------       --------      --------
                                          $ 30,109       $  7,560      $  2,069
                                          ========       ========      ========
Changes in unrealized gains (losses):
Common stock of affiliates                $ (2,894)      $ (5,739)     $     --
Mortgage loans                               1,524           (600)       (1,574)
Real estate                                  3,377          4,624         3,583
Other invested assets                         (854)            --            --
                                          --------       --------      --------
                                          $  1,153       $ (1,715)     $  2,009
                                          ========       ========      ========



Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $6,321,000 in 1997, $7,710,000 in 1996, and $12,714,000 in 1995. All gains and losses are transferred net of applicable income taxes.


7. Net Investment Income

Net investment income consisted of:





                                                                Years Ended December 31,
                                                         ---------------------------------------
                                                             1997          1996          1995
                                                         -----------   -----------   -----------
                                                                       (in 000's)
Interest income from bonds                               $188,924      $178,695      $205,445
Income from investment in common stock of affiliates       41,181        50,408        35,403
Interest income from mortgage loans                        76,073        92,591        99,766
Real estate investment income                              17,161        16,249        14,979
Interest income from policy loans                           3,582         2,790         2,777
Other                                                        (193)        1,710         2,672
                                                         --------      --------      --------
 Gross investment income                                  326,728       342,443       361,042
                                                         --------      --------      --------
Interest on surplus notes and notes payable               (42,481)      (23,061)      (31,813)
Investment expenses                                       (13,998)      (15,629)      (16,357)
                                                         --------      --------      --------
Net investment income                                    $270,249      $303,753      $312,872
                                                         ========      ========      ========

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


8. Derivatives

The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains (losses) to specific hedged assets or liabilities, gains (losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1997 and 1996 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:




                                              Swaps Outstanding
                                            At December 31, 1997
                                     -----------------------------------
                                           Notional         Market Value
                                      Principal Amounts     of Positions
                                     -------------------   -------------
                                                 (in 000's)
Conventional interest rate swaps           $80,000           $(2,891)
Foreign currency swap                        1,700               208
Forward spread lock swaps                   50,000               274
Asian Put Option S & P 500                  70,000               693




                                              Swaps Outstanding
                                            At December 31, 1996
                                     -----------------------------------
                                           Notional         Market Value
                                      Principal Amounts     of Positions
                                     -------------------   -------------
                                                 (in 000's)
Conventional interest rate swaps           $429,000          $(2,443)
Foreign currency swap                         2,100               70
Forward spread lock swaps                    50,000              (50)



The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


9. Leveraged Leases

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

The Company's net investment in leveraged leases is composed of the following elements:





                                                Years Ended December 31,
                                              ----------------------------
                                                  1997            1996
                                              ------------   -------------
                                                       (in 000's)
Lease contracts receivable                     $  92,605      $  101,244
Less non-recourse debt                           (92,589)       (101,227)
                                               ---------      ----------
                                                      16              17
                                               ---------      ----------
Estimated residual value of leased assets         41,150          41,150
Less unearned and deferred income                (10,324)        (11,501)
Investment in leveraged leases                    30,842          29,666
                                               ---------      ----------
Less fees                                           (163)           (188)
                                               ---------      ----------
Net investment in leveraged leases             $  30,679      $   29,478
                                               =========      ==========



The net investment is included as an other invested asset.


10. Reinsurance

The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,381,000, $1,603,000 and $2,184,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, effective January 1, 1991, the Company entered into an agreement with SLOC which provides that SLOC will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000, $35,161,000 and $11,821,000 for the years ended
December 31, 1997,1996 and 1995, respectively. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


10. Reinsurance (continued)


The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with SLOC.





                                                             Years Ended December 31,
                                                   ---------------------------------------------
                                                        1997            1996            1995
                                                   -------------   -------------   -------------
                                                                    (in 000's)
Income:
 Premiums, annuity deposits and other revenues     $2,230,980      $1,858,145      $1,619,337
 Net investment income and realized gains             300,669         312,870         315,967
                                                   ----------      ----------      ----------
 Subtotal                                           2,531,649       2,171,015       1,935,304
                                                   ----------      ----------      ----------
Benefits and Expenses:
 Policyholder benefits                              2,240,597       1,928,720       1,760,917
 Other expenses                                       187,591         155,531         130,302
                                                   ----------      ----------      ----------
 Subtotal                                           2,428,188       2,084,251       1,891,219
                                                   ----------      ----------      ----------
Income from operations                             $  103,461      $   86,764      $   44,085
                                                   ==========      ==========      ==========



The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $2,658,000 in 1997, $46,000 in 1996, and by $1,599,000 in 1995.


11. Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit Liabilities

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:





                                                                         December 31, 1997
                                                                    ---------------------------
                                                                        Amount       % of Total
                                                                    -------------   -----------
                                                                            (in 000's)
Subject to discretionary withdrawal-with adjustment:
 --With market value adjustment                                     $ 3,415,394          25%
 --At book value less surrender charges (surrender charge - 5%)       7,672,211          57
 --At book value (minimal or no charge or adjustment)                 1,259,698           9
Not subject to discretionary withdrawal provision                     1,164,651           9
                                                                    -----------          --
Total annuity actuarial reserves and deposit liabilities            $13,511,954         100%
                                                                    ===========         ===

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


11. Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit Liabilities (continued)



                                                                         December 31, 1996
                                                                    ---------------------------
                                                                        Amount       % of Total
                                                                    -------------   -----------
                                                                            (in 000's)
Subject to discretionary withdrawal-with adjustment:
 --With market value adjustment                                     $ 3,547,683          31%
 --At book value less surrender charges (surrender charge - 5%)       5,626,117          48
 --At book value (minimal or no charge or adjustment)                 1,264,586          11
Not subject to discretionary withdrawal provision                     1,218,157          10
                                                                    -----------          --
Total annuity actuarial reserves and deposit liabilities            $11,656,543         100%
                                                                    ===========         ===



12. Retirement Plans

The Company participates with SLOC in a non-contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $593,000, $446,000 and $420,000, respectively. The Company's share of net periodic pension cost was $146,000, $27,000 and $3,000, for 1997, 1996 and 1995, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $259,000, $233,000 and $185,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Other Post-Retirement Benefit Plans

In addition to pension benefits, the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


13. Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996:





                                     December 31, 1997
                         -----------------------------------------
                          Carrying Amount     Estimated Fair Value
                         -----------------   ---------------------
                                        (in 000's)
Assets
Bonds                        $2,451,731           $2,569,199
Mortgages                       684,035              706,975
Liabilities
Insurance reserves              123,128              123,128
Individual annuities            307,668              302,165
Pension products              1,527,433            1,561,108
Derivatives                          --               (1,716)




                                     December 31, 1996
                         -----------------------------------------
                          Carrying Amount     Estimated Fair Value
                         -----------------   ---------------------
                                        (in 000's)
Assets
Bonds                        $2,316,857           $2,392,226
Mortgages                       938,932              958,909
Liabilities
Insurance reserves              122,606              122,606
Individual annuities            373,488              367,878
Pension products              1,911,284            1,922,602
Derivatives                          --               (2,423)



The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


14. Statutory Investment Valuation Reserves

The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.




                                                        1997                       1996
                                              -------------------------   -----------------------
                                                   AVR           IMR          AVR          IMR
                                              ------------   ----------   ----------   ----------
                                                     (in 000's)                 (in 000's)
Balance, beginning of year                     $  53,911      $ 28,675     $42,099      $ 25,218
Net realized investment gains, net of tax         17,400         6,321       3,160         5,011
Amortization of net investment gains                  --        (1,166)         --        (1,557)
Unrealized investment gains (losses)              (2,340)           --       1,502            --
Required by formula                              (21,366)           --       7,150             3
                                               ---------      --------     -------      --------
Balance, end of year                           $  47,605      $ 33,830     $53,911      $ 28,675
                                               =========      ========     =======      ========



15. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $31,000,000, $19,264,000 and $12,429,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



16. Surplus Notes and Notes Receivable (Payable)

On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

The Company had issued and outstanding surplus notes to SLOC with an aggregate carrying value of $335,000,000, during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


16. Surplus Notes and Notes Receivable (Payable) (continued)


payments required the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 and in 1997 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

The Company obtained the required consents and expensed $42,481,000, $23,061,000 and $31,813,000 for interest on surplus notes and notes payable for the years ended December 31, 1997, 1996 and 1995, respectively.


17. Management and Service Contracts

The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $15,997,000 in 1997, $20,192,000 in 1996, and $20,293,000 in
1995.


18. Risk-Based Capital

Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.


19. Accounting Policies and Principles

The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP--deferred policy acquisition costs, deferred federal income taxes and statutory non- admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Sun Life Assurance Company of Canada (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Notes to Statutory Financial Statements (continued)
Years Ended December 31, 1997, 1996 and 1995


19. Accounting Policies and Principles (continued)


Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts" exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors
Sun Life Assurance Company of Canada (U.S.)


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 19 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1997 on the basis of accounting described in Notes 1 and 19.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1997.

As management has stated in Note 19, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.



Deloitte & Touche LLP


Boston, Massachusetts
February 5, 1998

                                  APPENDIX A
                               The Fixed Account

     That portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure in this Appendix A has not been reviewed by the staff of the Securities and Exchange Commission. However, the following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

A Word About The Fixed Account

     The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account in accordance with the terms of such contracts.

     Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

     Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (see "Withdrawal Charges" in the Prospectus).

     If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52- week United

States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45 day period after the Contract Anniversary the Owner may elect to receive the value of the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences. (See "Federal Tax Status.")

     The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by The Company.

Fixed Accumulation Value

(1) Crediting Fixed Accumulation Units

     Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) Fixed Accumulation Unit Value

     The Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued, and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

     At the first Contract Anniversary, the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

     The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 4% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) Fixed Accumulation Value

     The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

Loans From the Fixed Account (Qualified Contracts Only)

     Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased) UNDER QUALIFIED CONTRACTS ONLY. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

     The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

Fixed Annuity Payments

     The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.


                                  APPENDIX B

Illustrative Example of Variable Accumulation Unit Value Calculations:

     Suppose the net assets attributable to the Contracts of a particular Variable Account at the end of the preceding Valuation Period are $111,234,567.89; the investment income and capital gains credited to such assets of the Variable Account in the Valuation Period are $434,782.61; the capital losses charged against such assets of the Variable Account in the Valuation Period are $63,778.99; and the expenses are $10,634.77. The net investment factor is then (111,234,567.89 + 434,782.61 - 63,778.99 - 10,634.77)
[divided by] 111,234,567.89, or 1.00323972. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117523 (14.5645672 \x 1.00323972).

Illustrative Example of Variable Annuity Unit Value Calculations:

     Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843446 (12.3456789 \x 1.00323972 x 0.99989255).

Illustrative Example of Variable Annuity Payment Calculations:

     Suppose that the Accumulation Account of a Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Variable Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is
12.3843446. The first Variable Annuity payment would be $865.57 (8,765.4321 \x
14.5645672 \x 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second Variable Annuity payment would be $868.28 (70.1112 \x 12.3843446).


                                  APPENDIX C
            Withdrawals and Withdrawal Charges-Compass 2 Contracts

     Suppose, for example, that the initial Purchase Payment under a Contract was $2,000, and that $2,000 Purchase Payments were made on each Contract Anniversary thereafter. The maximum fee withdrawal amount would be $200, $400, $600, $800, and $1,000 in Contract Years 1, 2, 3, 4, and 5, respectively; these amounts are determined as 10% of the new Payments (as new Payments are defined in each Contract Year).

     In years after the 5th, the maximum free withdrawal amount will be increased by any old Payments which have not already been liquidated. Continuing the example, consider a partial withdrawal of $4,500 made during the 7th Contract Year. Let us consider this withdrawal under two sets of circumstances, first where there were no previous partial withdrawals, and second where there had been an $800 cash withdrawal payment made in the 5th Contract Year.

     1. In the first instance, there were no previous partial withdrawals. The maximum free withdrawal amount in the 7th Contract Year is then $5,000, which consists of $4,000 in old Payments ($2,000 from each of the first two Contract Years) and $1,000 as 10% of the new Payments in years 3 to 7. Because the $4,500 partial withdrawal is less than the maximum free withdrawal amount of $5,000, no withdrawal charge would be imposed.

     This withdrawal would liquidate the Purchase Payments which were made in Contract Years 1 and 2, and would liquidate $500 of the Purchase Payment which was made in Contract Year 3.

     2. In the second instance, an $800 cash withdrawal payment had been made in the 5th Contract Year. Because the cash withdrawal payment was less than the $1,000 maximum free withdrawal amount in the 5th Contract Year, no surrender charge would have been imposed. The $800 cash withdrawal payment would have liquidated $800 of the Purchase Payment in the 1st Contract Year.

     As a consequence, the maximum free withdrawal amount in the 7th Contract Year is only $4,200, consisting of $3,200 in old Payments ($1,200 remaining from year 1 and $2,000 from year 2) and $1,000 as 10% of new Payments. A $4,500 partial withdrawal exceeds the maximum free withdrawal amount by $300. Therefore the amount subject to a withdrawal charge is $300 and the withdrawal charge is $300 x 0.05, or $15. The amount of the cash withdrawal payment is the $4,500 partial withdrawal minus the $15 withdrawal charge, or $4,485. The $4,500 partial withdrawal would be charged to the Contract's Accumulation Account in the form of canceled Accumulation Units.

     This withdrawal would liquidate the remaining $1,200 from the Purchase Payment in Contract Year 1, the full $2,000 Purchase Payment from Contract Year 2, and $1,300 of the Payment from Contract Year 3.

     Suppose that the Owner of the Contract wanted to make a full surrender of the Contract in year 7 instead of a $4,500 partial withdrawal. The consequences would be as follows:

     1. In the first instance, where there were no previous cash withdrawal payments, we know from above that the maximum free withdrawal amount in the 7th Contract year is $5,000. The sum of the old and new Payments not previously liquidated is $14,000 ($2,000 from each Contract Year). The amount subject to withdrawal charge is thus $9,000. The withdrawal charge on full surrender would then be $9,000 x 0.05 or $450.

     2. In the second instance, where $800 had previously been withdrawn, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $4,200. The sum of old and new Payments not previously liquidated is $14,000 less the $800 which was previously liquidated, or $13,200. The amount subject to withdrawal charge is still $9,000 ($13,200-$4,200). The withdrawal charge on full surrender would thus be the same as in the first example.


            Withdrawals and Withdrawal Charges--Compass 3 Contracts

     This example assumes that the date of the full surrender or partial withdrawal is during the 9th Contract Year.



    1          2           3            4         5         6
--------   ---------   ---------   ----------   ----   -----------
  1        $ 1,000      $1,000      $     0     0%      $      0
  2          1,200       1,200            0     0              0
  3          1,400       1,280          120     3           3.60
  4          1,600           0        1,600     4          64.00
  5          1,800           0        1,800     4          72.00
  6          2,000           0        2,000     5         100.00
  7          2,000           0        2,000     5         100.00
  8          2,000           0        2,000     6         120.00
  9          2,000           0        2,000     6         120.00
           -------      ------      -------              -------
           $15,000      $3,480      $11,520             $ 579.60
           =======      ======      =======             ========

Explanation of Columns in Table

     Columns 1 and 2:

     Represent Purchase Payments ("Payments") and amounts of Payments. Each Payment was made on the first day of each Contract Year.

     Column 3:

     Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:

     a) Payments 1 and 2, $1,000 and $1,200, respectively, have been credited to the Contract for more than seven years.

     b) $1,280 of Payment 3 represents 10% of Payments that have been credited to the Contract for less than seven years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.

     Column 4:

     Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.

     Column 5:

     Represents the withdrawal charge percentages imposed on the amounts in Column 4.

     Column 6:

     Represents the withdrawal charge imposed on each Payment. It is determined by multiplying the amount in Column 4 by the percentage in Column 5.

     For example, the withdrawal charge imposed on Payment 8

          = Payment 8 Column 4 x Payment 8 Column 5
          = $2,000 x 6%
          = $120

Full Surrender:

     The total of Column 6, $579.60, represents the total amount of withdrawal charges imposed on Payments in this example.

Partial Withdrawal:

     The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.

     For example, if $7,000 of Payments (Payments 1, 2, 3, 4, and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4 and 5 which is $139.60.



                                  APPENDIX D
                 Certain Securities and Investment Techniques


     A discussion of options, Futures Contracts, Options on Futures Contracts, Forward Foreign Currency Contracts, options on foreign currencies, loan participations and other direct indebtedness and swaps and related transactions follows.


     Options on Securities--A call option written by an Account will be covered
(i) through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio; or (ii) in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option will be covered through (i) segregation of liquid assets in an amount equal to the exercise price of the option; or (ii) in such other manner as may be in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.


     Effecting a closing transaction in the case of a written call option will permit an Account to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit an Account to write another put option to the extent that the exercise price thereof is secured by liquid assets. Such transactions permit an Account to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments, provided that another option on such security is not written. If an Account desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.


     An Account will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by it is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by it is more than the premium paid for the original purchase. Conversely, an Account will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by an Account is likely to be offset in whole or in part by appreciation of the underlying security owned by an Account.

     An Account may write options in connection with buy-and-write transactions; that is, an Account may purchase a security and then write a call option against that security. The exercise price of the call option will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Account's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Account's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options could be used by an Account in the same market environments that call options would be used in equivalent buy-and-write transactions.

     An Account may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, an Account undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Account will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.


     By writing a call option, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, an Account assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciated in value. The writing of options on securities by CAVA, WGVA and MSVA, therefore, will not be undertaken by an Account solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

     An Account also may purchase put and call options on securities. Put options would be purchased to hedge against a decline in the value of the securities held in its portfolio. If such a decline occurs, the put options will permit an Account to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Account will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and related transaction costs. An Account may purchase call options to hedge against an increase in the price of securities that the Account anticipates purchasing in the future. If such an increase occurs, the call option will permit the Account to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Account upon exercise of the option, and, unless the price of the underlying security rose or declined sufficiently, the option may expire worthless to the Account.

     Options on Indices--An Account will cover call options on indices by owning securities whose price changes, in the opinion of MFS, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where an Account covers a call option on an index through ownership of securities, such securities may not match the composition of the index. In that event, the Account will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. An Account will cover put options on indices by segregating liquid assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

     An Account will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which an Account has written a call option falls or remains the same, the Account will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Account will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Account's stock investments. By writing a put option, an Account assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Account correlate with changes in the value of the index, writing covered put options on indices will increase the Account's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     The purchase of call options on indices may be used by an Account to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when an Account holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Account will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on indices when the Account is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Account owns.

     An Account also may purchase put options on indices to hedge its investments against a decline in value. By purchasing a put option on an index, an Account will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Account's investments does not decline as anticipated, or if the value of the option does not increase, the Account's loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Account's security holdings.

     Futures Contracts--CAVA, GSVA, WGVA and MSVA may enter into interest rate or stock index futures contracts ("Futures Contracts") in order to protect the Account's current or intended investments from broad fluctuations in interest rates or stock prices. WGVA may also enter into foreign currency futures contracts.

     For example, an Account may sell Futures Contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Account's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When an Account is not fully invested in the securities market and anticipates a significant market advance, it may purchase Futures Contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that the Account intends to purchase. As such acquisitions are made, the corresponding positions in Futures Contracts will be closed out. In a substantial majority of these transactions, an Account will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

     Options on Futures Contracts--The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the securities underlying the Futures Contract or of the securities comprising the index underlying the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Account will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Account's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the securities underlying the Futures Contract or of the securities comprising the index underlying the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, an Account will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which an Account intends to purchase. If a put or call option an Account has written is exercised, it will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Account's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

     An Account will cover the writing of call Options on Futures Contracts through purchases of the underlying Futures Contract, and will cover the writing of put Options on Futures Contracts through sales of the underlying Futures Contract. Options on Futures Contracts may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by an Account, the Account will be required to sell the underlying Futures Contract which, if the Account has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by an Account is exercised, the Account will be required to purchase the underlying Futures Contract which, if the Account has covered its obligation through the sale of such Contract, will close out its futures position.

     An Account may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, an Account could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by an Account will increase prior to acquisition, due to a market advance, the Account could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.

     Forward Contracts--CAVA, WGVA and MSVA may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract") for hedging purposes only. An Account will enter into Forward Contracts for the purpose of protecting its current or intended investments from fluctuations in currency exchange rates. A Forward Contract to sell a currency may be entered into, for example, in lieu of the sale of a foreign currency futures contract where an Account seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such cur-rency. Conversely, an Account may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which an Account intends to acquire.

     If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, an Account may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Accounts do not presently intend to hold Forward Contracts entered into until maturity, at which time they would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the Accounts' profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.


     Each of these Accounts has established procedures concerning purchases of foreign currency through Forward Contracts. Since those policies currently require the use of "cover" or that assets of the Account equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Account will always use "cover" or have liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk.

     Options on Foreign Currencies--WGVA may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which Futures Contracts on foreign currencies, or Forward Contracts, will be utilized. All call options written on foreign currencies will be covered. A call option written on a foreign currency is "covered" if WGVA owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration segregated account by WGVA) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if WGVA has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if liquid assets representing the difference is segregated by WGVA. Options on foreign currencies may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.


     Risk Factors: Imperfect Correlation of Hedging Instruments with an Account's Portfolio--An Account's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, options on foreign currencies, Options on Futures Contracts and Forward Contracts will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Account's portfolio. Because the securities in the portfolio will most likely not be the same as those securities underlying an index, the correlation between movements in the portfolio and in the securities underlying the index will not be perfect. The trading of Futures Contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. In this regard, trading by speculators in such instruments has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict particularly near the expiration of such contracts. It should be noted that Futures Contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or Futures Contracts based on a broad market index, because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. Further, with respect to options on securities, options on indices and Options on Futures Contracts, an Account is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security, index or Futures Contract, an Account also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. Transactions in Forward Contracts or options on foreign currencies designed to hedge against exposure arising from currency fluctuations will subject an Account to the risk of imperfect correlation between changes in the value of the currencies underlying the forwards or options and changes in the value of the currencies being hedged.

     An Account will invest in a hedging instrument only if, in the judgment of MFS, there would be expected to be a sufficient degree of correlation between movements in the value of the instrument and movements in the value of the relevant portion of the Account's portfolio for such hedge to be effective. There can be no assurance that MFS's judgment will be accurate, and, under extraordinary market conditions, it may be impossible to hedge successfully.

     It should also be noted that CAVA, WGVA and MSVA would be able to purchase and write options on securities and indices not only for hedging purposes, but also for the purpose of increasing their return on portfolio securities. As a result, in the event of adverse market movements, such Account might be required to forfeit the entire amount of the premium paid for an option purchased, which might not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In addition, the method of covering an option employed by an Account may not fully protect it against risk of loss and, in any event, an Account could suffer losses on the option position which might not be offset by corresponding portfolio gains.


     With respect to the writing of straddles on securities, an Account would incur the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.

     Potential Lack of a Liquid Secondary Market--Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While an Account will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by an Account and the Account could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Account had insufficient cash available to meet margin requirements, it might be necessary to liquidate portfolio securities at a time when it would be disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on an Account's ability effectively to hedge its portfolio, and could result in trading losses. The liquidity of a secondary market in a Futures Contract or options thereon may also be adversely affected by "daily price fluctuation limits", established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Margin--Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Because an Account would engage in the purchase or sale of Futures Contracts and the writing of Options on Futures Contracts solely for hedging purposes, however, and to the extent that the Account would purchase and write options on securities and indices for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by an Account or decreases in the prices of securities the Account intends to acquire. If an Account were to write options on securities or options on indices for other than hedging purposes, the margin requirements associated with such transactions could expose the Account to greater risk.

     Trading and Position Limits--The exchanges on which Futures Contracts and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission ("CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. MFS does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of an Account.

     Risk of Options on Futures Contracts--The amount of risk an Account assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying index or Futures Contract.


     Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges--Transactions in Forward Contracts are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Account. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies. Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which an Account makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur on that market which would not be reflected in the forward markets until the following day, thereby preventing an Account from responding to such events in a timely manner. Settlements of exercises of Forward Contracts generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

     Forward Contracts, over-the-counter options on securities, and options on foreign exchanges are not traded on contract markets regulated by the CFTC or the SEC, but through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Account's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Account. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and an Account could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit an Account's ability to profit from open positions or to reduce losses experienced, and could result in greater losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house, and an Account will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

     While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, an Account's ability to utilize Forward Contracts in the manner set forth above could be restricted.

     Options on securities, options on indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.


     Restrictions on the Use of Options and Futures--In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Fund enter into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-bona fide hedging purposes, provided that the aggregate initial margin and premiums required to establish such non-bona fide hedging positions does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into, and excluding, in computing such 5%, the in-the-money amount with respect to an option that is in-the-money at the time of purchase.

     When an Account purchases a Futures Contract, an amount of liquid assets will be segregated by the Account so that the amount so segregated, together with the margin account, will at all times equal the Account obligation under the Futures Contract.

     The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities held by an Account, cannot exceed 10% of such Account's assets. Although the Adviser disagrees with this position, the Adviser intends to limit an Account's writing of over-the-counter options in accordance with the following procedure. Except as provided below, each Account which may write options intends to write over-the-counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts these Accounts have in place with such primary dealers provide that the Account has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula generally is based on a multiple of the premium received by the Account for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. An Account will treat all or a portion of the formula as illiquid for purposes of the 10% test imposed by the SEC staff. Each Account which may write options may also write over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such 10% test.



               Loan Participations and Other Direct Indebtedness

     HYVA may purchase loan participations and other direct claims against a borrower. In purchasing a loan participation, the Account acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Account more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Account would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Account would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. The Account may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

     Certain of the loan participations acquired by the Account may involve revolving credit facilities or other standby financing commitments which obligate the Account to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Account to increase its investment in a company at a time when the Account might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Account is committed to advance additional funds, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments.

     The Account's ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct indebtedness which the Account will purchase, the Adviser will rely upon its (and not that of the original lending institution's) own credit analysis of the borrower. As the Account may be required to rely upon another lending institution to collect and pass on to the Account amounts payable with respect to the loan and to enforce the Account's rights under the loan, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Account from receiving such amounts. In such cases, the Account will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification of the Account's portfolio investments. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to the Account. For example, if a loan is foreclosed, the Account could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Account could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Account relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Account. In addition, loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Account may be unable to sell such instruments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, the Account will include them in the investment limitations applicable to the Account.


                        Swaps and Related Transactions

     WGVA may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors.

     Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Account's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Account is not limited to any particular form or variety of swap agreement if MFS determines it is consistent with the Account's investment objective and policies.

     The Account will maintain cash or appropriate liquid assets with its custodian to cover its current obligations under swap transactions. If the Account enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Account receiving or paying, as the case may be, only the net amount of the two payments), the Account will segregate cash or liquid assets with a daily value at least equal to the excess. If any of the Account's accrued obligations under the swap agreement over the accrued amount the Account is entitled to receive under the agreement. If the Account enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the Account's accrued obligations under the agreement.


     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If MFS is incorrect in its forecasts of such factors, the investment performance of the Account would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Account, the Account must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Account's risk of loss consists of the net amount of payments that the Account is contractually entitled to receive. The Account anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

                                  APPENDIX E

                     Transactions in Securities of Regular
                      Broker-Dealers and Their Affiliates


     During the year ended December 31, 1997 each of the Capital Appreciation Variable Account ("CAVA"), Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA") and Total Return Variable Account ("TRVA") purchased and retained securities of affiliates of their regular broker-dealers, as follows:





                                                                   Amount as of
 Account     Purchased and Retained Securities of Affiliates     December 31, 1997
---------   -------------------------------------------------   ------------------
CAVA          Merrill Lynch, Pierce, Fenner & Smith, Inc.           $1,604,625
HYVA                      Goldman Sachs & Co.                        9,088,000
MMVA                      Goldman Sachs & Co.                        1,989,158
MMVA                        Bank of America                            996,992
MMVA                       Nationsbank Corp.                         4,967,333
MMVA          Merrill Lynch, Pierce, Fenner & Smith, Inc.            3,870,273
TRVA                         Ford Motor Co.                          2,429,506
TRVA                     Ford Motor Credit Co.                         418,548
TRVA                        Chase Manhattan                          1,057,770
TRVA                          Nationsbank                            1,897,350
TRVA                      General Electric Co.                       3,206,487
TRVA                          Lehman Bros.                           1,729,617
TRVA                         Salomon Bros.                             186,759
TRVA                          Bear Stearns                             503,930

COUS-13-5/98/.5M


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
Retirement Products and Services
P.O. Box 1024
Boston, Massachusetts 02103



General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Legal Counsel
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566
Washington, D.C. 20044


Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110

                                     PART C

                                Other Information


Item 28. Financial Statements and Exhibits

          (a) The following Financial Statements are Included in this Registration Statement:

               Included in Part A:

          A.   Condensed Financial Information - Accumulation Unit Values.

               Included in Part B:

          A. Financial Statements of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.*


               1.   Statement of Condition, December 31, 1997;
               2.   Statements of Operations, Year Ended December 31, 1997;
               3. Statements of Changes in Net Assets, Years Ended December 31, 1996 and 1997;
               4.   Notes to Financial Statements; and
               5.   Independent Auditors' Report.


          B.   Financial Statements of Sun Life Assurance Company of Canada
               (U.S.):


               1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1996 and 1997.
               2. Statutory Statements of Operations, Years Ended December 31, 1997, 1996 and 1995.
               3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1997, 1996 and 1995.
               4. Statutory Statements of Cash Flow, Years Ended December 31, 1997, 1996 and 1995.
               5.   Notes to Statutory Financial Statements.
               6.   Independent Auditors' Report.


---------------------

* Incorporated herein by reference to the Registrants' Annual Report to contract owners for the year ended December 31, 1997.

          (b) The following Exhibits are Incorporated in this Registration Statement by Reference unless otherwise Indicated:


          1 Resolution of the Board of Directors of the Insurance Company dated July 21, 1982 authorizing the establishment of Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA"), Capital Appreciation Variable Account ("CAVA"), Government Guaranteed Variable Account ("GGVA"), Government Markets Variable Account ("GMVA"), Total Return Variable Account ("TRVA") and Managed Sectors Variable Account ("MSVA") (collectively, the "Registrants"). MMVA, HYVA, CAVA and GGVA are referred to herein collectively as the "Previous Registrants." (1)

          2    (a) Rules and Regulations of the Previous Registrants. (1)

               (b)  Rules and Regulations of GMVA. (1)

               (c)  Rules and Regulations of TRVA. (1)

               (d)  Rules and Regulations of MSVA. (1)

         3     (a)  Custodian Agreement between State Street Bank and Trust
                    Company and the Previous Registrants. (1)

               (b) Custodian Agreement between State Street Bank and Trust Company and GMVA. (1)

               (c) Custodian Agreement between State Street Bank and Trust Company and TRVA. (1)

               (d) Custodian Agreement between State Street Bank and Trust Company and MSVA. (1)

          4    (a)  Investment Management Agreements between Massachusetts
                    Financial Services Company and the Previous Registrants. (1)

               (b) Investment Management Agreement between Massachusetts Financial Services Company and GMVA. (1)

               (c) Investment Management Agreement between Massachusetts Financial Services Company and TRVA. (1)

               (d) Investment Management Agreement between Massachusetts Financial Services Company and MSVA. (1)


          5 Marketing Coordination and Administrative Services Agreement between the Insurance Company, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated July 22, 1982.
               (1)

          6 Compass 3 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract. (1)

          7 Form of Application used with the Compass 3 Variable Annuity Contract filed as Exhibit 6. (1)

          8    Certificate of Incorporation and By-Laws of the Insurance
               Company. (1)


          9    Not Applicable.

          10   Not Applicable.


          11   (a)  Service Agreement between Sun Life Assurance Company of
                    Canada and the Insurance Company dated January 18, 1971. (1)

               (b) Master Administrative Services Agreement, dated March 1, 1997, as amended (incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on March 30, 1998.

               12 Consent and Opinion of Counsel for each of Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account; filed herewith.


               13   Consent of Deloitte & Touche, LLP; filed herewith.

               14   None.

               15   Not Applicable.

               16   Not Applicable.


               17   Financial Data Schedules; filed herewith.

               Powers of Attorney dated July 24, 1997 and April 17, 1998; filed herewith.

---------------
(1) Incorporated by reference to matching exhibit numbers in Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on March 6, 1998.

Item 29.   Directors and Officers of the Insurance Company


           Name & Principal                           Positions & Offices             Positions & Offices
           Business Address                        with Insurance Company                with Registrants
           ----------------                        ----------------------                ----------------
           John D. McNeil                          Chairman and Director              Chairman and Member,
           150 King Street West                                                       Boards of Managers
           Toronto, Ontario
           Canada M5H 1J9

           Donald A. Stewart                       President and Director             None
           150 King Street West
           Toronto, Ontario
           Canada M5H 1J9

           David D. Horn                           Director                           Member, Boards of
           One Sun Life Executive Park                                                Managers
           Wellesley Hills, MA 02181

           John S. Lane                            Director                           None
           150 King Street West
           Toronto, Ontario
           Canada M5H 1J9

           Richard B. Bailey                       Director                           None
           500 Boylston Street
           Boston, MA  02116

           M. Colyer Crum                         Director                            None
           104 Westcliff Street
           Weston, MA  02193

           Angus A. MacNaughton                   Director                            None
           950 Tower Lane
           Metro Tower
           Suite 1170
           Foster City, CA  94404

           Robert P. Vrolyk                       Vice President                      None
           One Sun Life Executive Park            and Actuary
           Wellesley Hills, MA  02181

           Robert A. Bonner                       Vice President,                     None
           One Sun Life Executive Park            Individual Insurance
           Wellesley Hills, MA  02181



           Name & Principal                           Positions & Offices             Positions & Offices
           Business Address                        with Insurance Company                with Registrants
           ----------------                        ----------------------                ----------------
           S. Caesar Raboy                        Senior Vice President,              None
           One Sun Life Executive Park            Deputy General Manager
           Wellesley Hills, MA  02181             and Director

           C. James Prieur                        Senior Vice President,              None
           One Sun Life Executive Park            General Manager and
           Wellesley Hills, MA  02181             Director

           L. Brock Thomson                       Vice President                      None
           One Sun Life Executive Park            and Treasurer
           Wellesley Hills, MA  02181

           Margaret Sears Mead                    Assistant Vice President            None
           One Sun Life Executive Park            and Secretary
           Wellesley Hills, MA  02181



Item 30. Persons Controlled by or Under Common Control with the Insurance
         Company


     Registrants are separate accounts of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.) Financial Services Holdings, Inc., is the investment adviser to the Registrants and Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) is the general distributor of the contracts issued in connection with the separate accounts.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:



                                                                                          Percent of
                                                          State or Country                Ownership
                                                            or Jurisdiction                 of Voting
                                                          of Incorporation                Securities
                                                          ----------------                ----------
Sun Life Assurance Company of Canada                      Canada                             100%
Sun Life Assurance Company of Canada                      Delaware                           100%
   (U.S.) Operations Holdings, Inc.




                                                                                          Percent of
                                                          State or Country                Ownership
                                                            or Jurisdiction                 of Voting
                                                          of Incorporation                Securities
                                                          ----------------                ----------

Sun Life Assurance Company of Canada                      United Kingdom                     100%
   (U.K.) Limited
Sun Life of Canada Investment Management                  Canada                             100%
   Limited
Sun Life of Canada Benefit Management                     Canada                             100%
   Limited
Spectrum United Holdings, Inc.                            Canada                             100%
Sun Canada Financial Co.                                  Delaware                           100%
Sun Life of Canada (U.S.)                                 Delaware                             0%*
   Holdings, Inc.
Sun Life of Canada (U.S.) Financial                       Delaware                             0%*
   Services Holdings, Inc.
Sun Life Assurance Company of                             Delaware                             0%**
   Canada (U.S.)
Sun Life Insurance and Annuity Company                    New York                             0%****
   of New York
Sun Life of Canada (U.S.)                                 Delaware                             0%****
   Distributors, Inc.
Sun Benefit Services Company, Inc.                        Delaware                             0%****
Sun Life of Canada (U.S.)                                 Delaware                             0%****
   SPE 97-1, Inc.
Massachusetts Financial Services Company                  Delaware                             0%***
New London Trust, F.S.B.                                  Federal Chartered                    0%****
Massachusetts Casualty Insurance Company                  Massachusetts                        0%****
Clarendon Insurance Agency, Inc.                          Massachusetts                        0%****
MFS Service Center, Inc.                                  Delaware                             0%*****
MFS/Sun Life Series Trust                                 Massachusetts                        0%******
Sun Capital Advisers, Inc.                                Delaware                             0%****
MFS International, Ltd.                                   Ireland                              0%*****
MFS Institutional Advisors, Inc.                          Delaware                             0%*****
MFS Fund Distributors, Inc.                               Delaware                             0%*****
MFS Retirement Services, Inc.                             Delaware                             0%*****
Sun Life Financial Service Limited                        Bermuda                              0%****


-----------------
     * 100% of the issued and outstanding voting securities of Sun Life of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.
    ** 100% of the issued and outstanding voting securities of Sun Life Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.
   *** 93.6% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by Sun Life of Canada (U.S.) Financial Services Holdings, Inc.

  **** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited, Sun Life of Canada (U.S.) SPE 97-1, Inc., Clarendon Insurance Agency, Inc., and Massachusetts Casualty Insurance Company is owned by Sun Life Assurance Company of Canada (U.S.).
 ***** 100% of the issued and outstanding voting securities of MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.
 ****** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.


         Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

         None of the companies listed is a subsidiary of the Registrants, therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 31.  Number of Contract Owners (as of March 31, 1997)
          ------------------------------------------------

                                                                              Number of
                                                                           Contract Owners*
                                                                  --------------------------------
                                                                  Qualified          Non-Qualifiedu
                      Registrant                                  Contracts              Contracts
                     ------------                                 ---------          --------------
         Money Market Variable Account                                3,947                 1,930
         High Yield Variable Account                                  4,253                 1,571
         Capital Appreciation Variable Account                       13,691                 4,360
         Government Securities Variable Account                       4,792                 1,648
         World Governments Variable Account                           3,062                 1,169
         Total Return Variable Account                               12,639                 3,858
         Managed Sectors Variable Account                             8,614                 2,792

----------------------
* Number of Compass 3 Contracts participating in the investment experience of the Variable Account.

Item 32.  Indemnification
          ---------------

         Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-Laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 2.1 to Form N-1, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). At a meeting held on October 21, 1982, the board of directors of Sun Life Assurance Company of Canada (U.S.) adopted the following resolution with respect to indemnification of the boards of managers of the Registrants.

         "(a) Every person who is or was a member of the board of managers of any separate account of this corporation shall have a right to be indemnified by this corporation against all liability and reasonable expenses incurred by him in connection with or resulting from any claim, action, suit or proceeding in which he may become involved as a party or otherwise by reason of his being or having been a member of the board of managers of any separate account of this corporation, provided (1) said claim, action, suit or proceeding shall be prosecuted to a final determination and he shall be vindicated on the merits, or
(2) in the absence of such a final determination vindicating him on the merits, the board of directors shall determine that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the separate accounts and/or the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful; said determination to be made by the board of directors acting through a quorum of disinterested directors, or in its absence on the opinion of counsel.

         (b) For purposes of the preceding subsection (a): (1) "liability and reasonable expenses" shall include but not be limited to reasonable counsel fees and disbursements, amounts of any judgment, fine or penalty, and reasonable amounts paid in settlement; (2) "claim, action, suit or proceeding" shall include every such claim, action, suit or proceeding, whether civil or criminal, derivative or otherwise, administrative, judicial or legislative, any appeal relating thereto, and shall include any reasonable apprehension or threat of such a claim, action, suit or proceeding; (3) a settlement, plea of nolo contendere, consent judgment, adverse civil judgment, or conviction shall not of itself create a presumption that the conduct of the person seeking indemnification did not meet the standard of conduct set forth in subsection
(a)(2) above.

         (c) Notwithstanding the foregoing, the following limitations shall apply with respect to any action by or in the right of the corporation: (1) no indemnification shall be made in respect of any claim, issue or matter as to which the person seeking indemnification shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless and only to the extent that the Court of Chancery of the State of Delaware or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court of Chancery or such other court shall deem proper; and (2) indemnification shall extend only to reasonable expenses, including reasonable counsel's fees and disbursements.

         (d) The right of indemnification shall extend to any person otherwise entitled to it under this resolution whether or not that person continues to be a member of the board of managers of any separate account of this corporation at the time such liability or expense shall be incurred. The right of indemnification shall extend to the legal representative and heirs of any person otherwise entitled to indemnification. If a person meets the requirements of this resolution with respect to some matters in a claim, action, suit, or proceeding, but not with respect to others, he shall be entitled to indemnification as to the former. Advances against liability and expenses may be made by the corporation on terms fixed by the board of directors subject to an obligation to repay if indemnification proves unwarranted.

         (e) This resolution shall not exclude any other rights of indemnification or other rights to which any member of the board of managers of any separate account of the corporation may be entitled to by contract, vote of the stockholders or as a matter of law. If any clause, provision or applications of this resolution shall be determined to be invalid, the other clauses, provisions or applications of this section shall not be affected but shall remain in full force and effect. The provisions of this resolution shall be applicable to claims, actions, suits or proceedings made or commenced after the adoption hereof, whether arising from acts or omissions to act occurring before or after the adoption hereof.

         (f) Nothing contained in this resolution shall be construed to protect any member of the board of managers of any separate account of the corporation against any liability to any separate account, the corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) and to the boards of managers and officers of the Registrants pursuant to the certificate of incorporation, By-Laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) or the Registrants of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) or the Registrants in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) and/or the Registrants will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS

International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government
Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has seven series) and MFS Variable Insurance Trust ("MVI") (which has twelve series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Meridian Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman, Chief Executive Officer and President, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas
J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust III

         James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VII

         Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VIII

         Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Series Trust

         Robert A. Dennis is Vice President, David B. Smith and Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Series Trust XI
         MFS Institutional Trust

         Jeffrey L. Shames is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Income Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Special Value Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS/Sun Life Series Trust

         John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         Money Market Variable Account
         High Yield Variable Account
         Capital Appreciation Variable Account
         Government Securities Variable Account
         Total Return Variable Account
         World Governments Variable Account
         Managed Sectors Variable Account

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

         Vertex

         Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MIL

         Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

         MIL-UK

         Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFSI - Australia

         Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS Holdings - Australia

         Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Meridian Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

         MFD

         Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         MFSC

         Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John
A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart        President and a Director, Sun Life
                                   Assurance Company of Canada, Sun Life
                                   Centre, 150 King Street West, Toronto,
                                   Ontario, Canada (Mr. Stewart is also an
                                   officer and/or Director of various
                                   subsidiaries and affiliates of Sun Life)

          John D. McNeil           Chairman, Sun Life Assurance Company of
                                   Canada, Sun Life Centre, 150 King Street
                                   West, Toronto, Ontario, Canada (Mr.
                                   McNeil is also an officer and/or
                                   Director of various subsidiaries and
                                   affiliates of Sun Life)

          Joseph W. Dello Russo    Director of Mutual Fund Operations, The
                                   Boston Company, Exchange Place, Boston,
                                   Massachusetts (until August, 1994)

         (b) Inapplicable.
         (c) Inapplicable.
         (d) Inapplicable.

         (e) The Insurance Company represents that the fees and charges deducted under the variable insurance contracts, in the aggregate, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

Item 34. Principal Underwriters

         (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for Registrants, Sun Life of Canada (U.S.) Variable Accounts C, D, E and F and Sun Life (N.Y.) Variable Accounts A, B and C.

         (b)

          Name and Principal                  Positions and Offices
            Business Address*                    With Underwriter
            -----------------                    ----------------

          Jane M. Mancini                     President and Director
          S. Caesar Raboy                     Director**
          C. James Prieur                     Director**
          Robert P. Vrolyk                    Director
          L. Brock Thomson                    Vice President and Treasurer
          Roy P. Creedon                      Secretary
          Margaret Sears Mead                 Assistant Secretary
          Donald E. Kaufman                   Vice President
          Cynthia M. Orcutt                   Vice President
          Laurie Lennox                       Vice President
          Peter A. Marion                     Tax Officer

-----------------
 * The principal business address of all directors and officers of the principal underwriter except Ms. Mancini is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. The principal business address of Ms. Mancini is One Copley Place, Boston, Massachusetts 02116.
** Messrs. Raboy and Prieur are Directors of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     (c) Inapplicable.

Item 35.  Location of Accounts and Records
          --------------------------------

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116, at the offices of Sun Life of Canada (U.S.) Retirement Products and Services Division at One Copley Place, Boston, Massachusetts 02116, or at the offices of the custodian, State Street Bank and Trust Company, at either 225 Franklin Street, Boston, Massachusetts 02110 or 5-West, North Quincy, Massachusetts 02171.

Item 36.  Management Services
          -------------------

     Registrants assert that all management-related service contracts have been described in the Prospectus or Statement of Additional Information.

Item 37.  Undertakings
          ------------

     (a) Inapplicable.
     (b) Inapplicable.
     (c) Inapplicable.
     (d) Inapplicable.

     (e) The Insurance Company represents that the fees and charges deducted under the variable insurance contracts, in the aggregate, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES
                                   ----------


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Amendment to the Registration Statement to be signed on their behalf in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 1998.

                                    MONEY MARKET VARIABLE ACCOUNT
                                    HIGH YIELD VARIABLE ACCOUNT
                                    CAPITAL APPRECIATION VARIABLE ACCOUNT
                                    GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                    WORLD GOVERNMENTS VARIABLE ACCOUNT
                                    TOTAL RETURN VARIABLE ACCOUNT
                                    MANAGED SECTORS VARIABLE ACCOUNT
                                              (Registrants)


                                    By:       JAMES R. BORDEWICK, JR.
                                         -------------------------------
                                    Name:     James R. Bordewick, Jr.
                                    Title:    Assistant Secretary

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Sun Life Assurance Company of Canada (U.S.) has caused this Amendment to the Registration Statement to be signed on its behalf in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 1998.


                                     SUN LIFE ASSURANCE COMPANY OF
                                               CANADA (U.S.)



                                     By:*      JOHN D. MCNEIL
                                         -------------------------------
                                     Name:     John D. McNeil
                                     Title:    Chairman

                                     *Executed by Margaret Sears
                                     Mead  on  behalf  of  those
                                     indicated pursuant to Power
                                     of Attorney filed herewith.

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

             SIGNATURE                              TITLE
             ---------                              -----


JOHN D. MCNEIL*                     Chairman and Member of the Boards of Managers
------------------------
John D. McNeil


SAMUEL ADAMS*                       Member of the Boards of Managers
------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*               Member of the Boards of Managers
------------------------
J. Kermit Birchfield


WILLIAM R. GUTOW*                   Member of the Boards of Managers
------------------------
William R. Gutow


DAVID D. HORN*                      Member of the Boards of Managers
------------------------
David D. Horn


GARTH MARSTON*                      Member of the Boards of Managers
------------------------
Garth Marston


DERWYN F. PHILLIPS*                 Member of the Boards of Managers
------------------------
Derwyn F. Phillips


                                    *By:      JAMES R. BORDEWICK, JR.
                                           ------------------------------
                                    Name:     James R. Bordewick, Jr.
                                              as Attorney-in-fact

                                    Executed by James R. Bordewick, Jr. on
                                    behalf of those indicated pursuant to
                                    Power of Attorney filed herewith.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                            TITLE
---------                                            -----

JOHN D. MCNEIL*                      Chairman and Director (Principal Executive Officer)
------------------------
John D. McNeil

DONALD A. STEWART*                   President and Director
------------------------
Donald A. Stewart


ROBERT P. VROLYK*                    Vice President and Actuary (Principal Financial &
------------------------             Accounting Officer)
Robert P. Vrolyk


                                     Director
------------------------
Richard B. Bailey


M. COLYER CRUM*                      Director
------------------------
M. Colyer Crum


                                     Director
------------------------
David D. Horn


                                     Director
------------------------
John S. Lane


ANGUS A. MACNAUGHTON*                Director
------------------------
Angus A. MacNaughton


C. JAMES PRIEUR*                     Director
------------------------
C.    James Prieur


S. CAESAR RABOY*                     Director
------------------------
S. Caesar Raboy




                                     *By:       MARGARET SEARS MEAD
                                           --------------------------------
                                     Name:      Margaret Sears Mead

                                        Executed by Margaret Sears Mead on
                                        behalf of those indicated pursuant to
                                        Powers of Attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

                      Capital Appreciation Variable Account
                     Government Securities Variable Account
                           High Yield Variable Account
                        Managed Sectors Variable Account
                          Money Market Variable Account
                          Total Return Variable Account
                       World Governments Variable Account


     The undersigned, Managers and officers of each of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account, Total Return Variable Account and World Governments Variable Account (each, the "Registrant"), hereby severally constitute and appoint Bonnie S. Angus, James R. Bordewick, Jr., Stephen E. Cavan, David D. Horn, W. Thomas London and John D. McNeil, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as an investment company under the Investment Company Act of 1940 and/or the securities issued by the Registrant under the Securities Act of 1933, granting unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

     IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 24th day of July, 1997.


Signatures                             Title(s)
----------                             --------

SAMUEL ADAMS
-----------------------                Manager
Samuel Adams



J. KERMIT BIRCHFIELD
-----------------------                Manager
J. Kermit Birchfield








WILLIAM R. GUTOW
-----------------------                Manager
William R. Gutow




DAVID D. HORN
-----------------------                Manager
David D. Horn



GARTH MARSTON
-----------------------                Manager
Garth Marston



JOHN D. MCNEIL
-----------------------                Chairman of the Board;  Manager;
John D. McNeil                         and Principal Executive Officer




DERWYN PHILLIPS
-----------------------                Manager
Derwyn Phillips



W. THOMAS LONDON
-----------------------                Principal Financial and
W. Thomas London                       Accounting Officer


                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that S. Caesar Raboy, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                     /s/  S. CAESAR RABOY
                                                     ---------------------

                                                     S. Caesar Raboy


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that Robert P. Vrolyk, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                     /s/ ROBERT P. VROLYK
                                                     ----------------------

                                                     Robert P. Vrolyk


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that C. James Prieur, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                         /s/ E. JAMES PRIEUR
                                                         --------------------

                                                         E. James Prieur


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that M. Colyer Crum, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth
S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                     /s/ M. COLYER CRUM
                                                     --------------------

                                                     M. Colyer Crum


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that Angus A. MacNaughton, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                     /s/ ANGUS A. MACNAUGHTON
                                                     -------------------------

                                                     Angus A. MacNaughton


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that Donald A. Stewart, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                      /s/  DONALD A. STEWART
                                                      ------------------------

                                                      Donald A. Stewart


April 17, 1998

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS that John D. McNeil, whose signature appears below, constitutes and appoints Margaret E. Hankard, Margaret Sears Mead, Ruth
S. Epstein and David N. Brown, and each of them, his attorneys-in-fact, each with the power of substitution, for him in any and all capacities, to sign any registration statement and amendments to registration statements for Sun Life Assurance Company of Canada (U.S.) and its separate accounts and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his substitute or substitutes, may do or cause to be done by virtue hereof.




                                                     /s/  JOHN D. MCNEIL
                                                     ------------------------

                                                     John D. McNeil


April 17, 1998

                                INDEX TO EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBIT                                PAGE NO.
-----------                ----------------------                                --------

      12      Consent and Opinion of Counsel for each of Capital Appreciation
               Variable Account, Government Securities Variable Account, World
               Governments Variable Account, High Yield Variable Account,
               Managed Sectors Variable Account, Money Market Variable Account
               and Total Return Variable Account.

      13      Consent of Deloitte & Touche, LLP.

      17      Financial Data Schedules.